SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

 Pre-Effective Amendment No.                                                [ ]

 Post-Effective Amendment No. 10     (File No. 33-54471)                    [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

 Amendment No.  11       (File No. 811-7195)                                [X]
              ---------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
-------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
-------------------------------------------------------------------------------
                               (Name of Depositor)

80 South 8th Street, P.O. Box 534, Minneapolis, MN                    55440-0534
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-7981
--------------------------------------------------------------------------------

        Colin M. Lancaster, IDS Tower 10, Minneapolis, MN 55440-0010
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It  is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [X] on May 1, 1998 pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CROSS REFERENCE SHEET

Cross reference sheet showing location in the prospectus and Statement of Additional Information of the information called for by the items enumerated in Part A and B of Form N-4.

Negative answers omitted from the prospectus and Statement of Additional Information are so indicated.

                                     PART A

Item No.          Section in Prospectus
1                 Cover page
2                 Key terms
3  (a)            Expense summary
   (b)            The annuities in brief
4  (a)            Condensed financial information
   (b)            Performance information
   (c)            Financial statements
5  (a)            Cover page; About American Enterprise Life
   (b)            The variable account
   (c)            The funds
   (d)            Cover page; The funds
   (e)            Voting rights
   (f)            NA
   (g)            NA
6  (a)            Charges
   (b)            Expense summary; Charges
   (c)            Charges
   (d)            Distribution of the contracts
   (e)            The funds
   (f)            NA
7  (a)            Buying your annuity; Benefits in case of death; The annuity payout period
   (b)            The variable account; Transferring money between subaccounts;
                  Transfer policies
   (c)            The funds; Charges
   (d)            Cover page
8  (a)            The annuity payout period
   (b)            Buying your annuity
   (c)            The annuity payout period
   (d)            The annuity payout period
   (e)            The annuity payout period
   (f)            The annuity payout period
9  (a)            Benefits in case of death
   (b)            Benefits in case of death
10 (a)            Buying your annuity; Valuing your investment
   (b)            Valuing your investment
   (c)            Valuing your investment
   (d)            About American Enterprise Life
11 (a)            Withdrawals from your contract
   (b)            NA
   (c)            Receiving payment when you request a withdrawal
   (d)            Buying your annuity
   (e)            The annuities in brief
12 (a)            Taxes
   (b)            Key terms
   (c)            NA
13                NA
14                Table of contents of the Statement of Additional Information

                                     PART B

Item No.          Section in Statement of Additional Information
15(a)             Cover Page
   (b)            NA
16                Table of Contents
17 (a)            NA
   (b)            NA
   (c)            About American Enterprise Life*
18 (a)            NA
   (b)            NA
   (c)            Independent Auditors
   (d)            NA
   (e)            NA
   (f)            NA
19 (a)            Distribution of the contracts*
   (b)            NA
20 (a)            Principal Underwriter
   (b)            Principal Underwriter
   (c)            NA
   (d)            NA
21 (a)            Performance Information
   (b)            Performance Information
22                Calculating Annuity Payouts
23 (a)            Financial Statements
   (b)            Financial Statements



*Designates section in the prospectus, which is hereby incorporated by reference in this Statement of Additional Information.

AEL Personal PortfolioSM/AEL Personal Portfolio Plus
May 1, 1998
Variable Annuity Prospectus

The flexible premium variable annuity contracts described in the prospectus are offered by American Enterprise Life Insurance Company (American Enterprise
Life), a subsidiary of IDS Life Insurance Company (IDS Life), which is a subsidiary of American Express Financial Corporation (AEFC). Purchase payments may be allocated among different accounts, providing variable and/or fixed returns and payouts. The annuities are available for individual retirement annuities (IRAs), simplified employee pension plans (SEPs), Roth IRAs and nonqualified retirement plans.


American Enterprise Variable Annuity Account

Sold by: American Enterprise Life Insurance Company
Administrative Offices: 80 South Eighth Street, P.O. Box 534,
Minneapolis, MN 55440-0534
Telephone: 800-333-3437


This prospectus contains information about the variable account that you should know before investing. Refer to "The variable account" in this prospectus. As in the case of other annuities, it may not be advantageous to purchase this annuity as a replacement for, or in addition to an existing annuity.

The prospectus is accompanied or preceded by the following prospectuses: AIM Variable Insurance Funds, Inc.; GT Global Variable Investment Funds; IDS Life Retirement Annuity Mutual Funds; Janus Aspen Series; OCC Accumulation Trust; Oppenheimer Variable Account Funds; and Putnam Variable Trust. Please read these documents carefully and keep them for future reference.


These securities have not been approved or disapproved by the Securities and Exchange Commission, or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


American Enterprise Life is not a bank or financial institution, and the securities it offers are not deposits or obligations of, backed or guaranteed or endorsed by any bank or financial institution nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Investments in this annuity involve investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated May 1, 1998 (incorporated by reference into this prospectus) and filed with the Securities and Exchange Commission (SEC), is available without charge by contacting American Enterprise Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

                                            Table of contents


Key terms......................................................................
The annuities in brief.........................................................
Expense summary................................................................
Condensed financial information (Unaudited)....................................
Financial statements...........................................................
Performance information........................................................
The variable account...........................................................
The funds......................................................................
     AIM V.I. Growth and Income Fund...........................................
     AIM V.I. International Equity Fund........................................
     AIM V.I. Value Fund.......................................................
     GT Global Variable Latin America Fund.....................................
     GT Global Variable New Pacific Fund.......................................
     IDS Life Aggressive Growth Fund...........................................
     IDS Life Capital Resource Fund............................................
     IDS Life Growth Dimensions Fund...........................................
     IDS Life International Equity Fund........................................
     IDS Life Managed Fund.....................................................
     IDS Life Moneyshare Fund..................................................
     IDS Life Special Income Fund..............................................
     Janus Aspen Series Balanced Portfolio.....................................
     Janus Aspen Series Worldwide Growth Portfolio.............................
     OCC Accumulation Trust Equity Portfolio...................................
     OCC Accumulation Trust Managed Portfolio..................................
     OCC Accumulation Trust Small Cap Portfolio................................
     OCC Accumulation Trust U.S. Government Income Portfolio...................
     Oppenheimer Variable Account Growth Fund..................................
     Oppenheimer Variable Account High Income Fund.............................
     Putnam VT Diversified Income Fund.........................................
     Putnam VT Growth and Income Fund..........................................
     Putnam VT High Yield Fund.................................................
     Putnam VT New Opportunities Fund..........................................
The fixed account..............................................................
Buying your annuity............................................................
     The retirement date.......................................................
     Beneficiary...............................................................
     How to make payments......................................................

Charges........................................................................
     Contract administrative charge............................................
     Variable account administrative charge....................................
     Mortality and expense risk fee............................................
     Withdrawal charge.........................................................
     Waiver of withdrawal charge...............................................
     Premium taxes.............................................................
Valuing your investment........................................................
     Number of units...........................................................
     Accumulation unit value...................................................
     Net investment factor.....................................................
     Factors that affect variable subaccount
     accumulation units........................................................
Making the most of your annuity................................................
     Automated dollar-cost averaging...........................................
     Transferring money between subaccounts....................................
     Transfer policies.........................................................
     Two ways to request a transfer or a withdrawal............................
Withdrawals from your contract.................................................
     Withdrawal policies.......................................................
     Receiving payment when you request a withdrawal...........................
Changing ownership.............................................................
Benefits in case of death......................................................
The annuity payout period......................................................
     Annuity payout plans......................................................
     Death after annuity payouts begin.........................................
Taxes..........................................................................
Voting rights..................................................................
Substitution of investments....................................................
Distribution of the contracts..................................................
About American Enterprise Life.................................................
Year 2000 .....................................................................
Regular and special reports....................................................
         Services..............................................................
         Table of contents of the Statement of Additional Information..........

Key terms

These terms can help you understand details about your annuity.

Accumulation unit - A measure of the value of each variable subaccount before annuity payouts begin.

Annuitant - The person on whose life or life expectancy the annuity payouts are based.

Annuity - A contract purchased from an insurance company that offers tax-deferred growth of the investment until earnings are withdrawn, and that can be tailored to meet the specific needs of the individual during retirement.

Annuity payouts - An amount paid at regular intervals under one of several plans available to the owner and/or any other payee. This amount may be paid on a variable or fixed basis.

Annuity unit - A measure of the value of each variable subaccount used to calculate the annuity payouts you receive.

Beneficiary - The person designated to receive annuity benefits in case of the owner's or annuitant's death.

Close of business - When the New York Stock Exchange (NYSE) closes, normally 3 p.m. Central time.

Code - Internal Revenue Code of 1986, as amended.

Contract value - The total value of your annuity before any applicable withdrawal charge and any contract administrative charge have been deducted.

Contract year - A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account - An account to which you may allocate purchase payments. Amounts allocated to this account earn interest at rates that are declared periodically by American Enterprise Life.


Mutual funds (funds) - Mutual funds or portfolios, each with a different investment objective. You may allocate your purchase payments into variable subaccounts investing in shares of any or all of these funds (See "The funds").


Owner (you, your) - The person who controls the annuity (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the annuity's benefits.

Purchase payments - Payments made to American Enterprise Life for an annuity.

Qualified annuity - An annuity purchased for one of the following retirement plans that is subject to applicable federal law and any rules of the plan itself:


o Individual Retirement Annuities (IRAs), including Roth IRAs
o Simplified Employee Pension Plans (SEPs)


All other annuities are considered nonqualified annuities.

Retirement date - The date when annuity payouts are scheduled to begin. This date is first established when you start your contract. You can change it in the future.

Systematic Investment Plan (SIP) - A payment method you set up with your bank to automatically make monthly investments to your annuity from your bank account.

Valuation date - Any normal business day, Monday through Friday, that the NYSE is open. The value of each variable subaccount is calculated at the close of business on each valuation date.


Variable account - Consists of separate subaccounts to which you may allocate purchase payments; each subaccount invests in shares of one mutual fund (See "The variable account"). The value of your investment in each variable subaccount changes with the performance of the underlying mutual fund.


Withdrawal charge - A deferred sales charge that may be applied if you make a withdrawal from your annuity before the retirement date.

Withdrawal value - The amount you are entitled to receive if you fully withdraw your annuity. It is the contract value minus any applicable withdrawal charge and contract administrative charge.

The annuities in brief

Purpose: Each annuity is designed to allow you to accumulate money for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of the annuity. Beginning at a specified future date (the retirement date), the annuity provides lifetime or other forms of payouts to you or to anyone you designate.

Ten-day free look: You may return your annuity to your agent or to our Minneapolis administrative offices within 10 days after it is delivered to you and receive a full refund of the contract value. No charges will be deducted. However, you bear the investment risk from the time of purchase until return of the contract; the refund amount may be more or less than the payment you made. (Exceptions: If the law so requires, all of your purchase payments will be refunded.)

Accounts: You may allocate your purchase payments among any or all of:


o the subaccounts of the variable account, each of which invests in a mutual fund with a particular investment objective. The value of each variable subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total of purchase payments allocated to the variable subaccounts. (p. )


o one fixed account, which earns interest at a rate that is adjusted periodically by American Enterprise Life. (p. )

Buying the annuity: Your agent will help you complete and submit an application. Applications are subject to acceptance at our Minneapolis administrative offices. You may buy a nonqualified annuity or a qualified annuity. Payment must be made in a lump sum with the option of additional payments in the future. In some states there are time limitations for making additional payments. (p. )


o Minimum initial payment - $2,000 (without prior approval)
o Minimum additional payment - $50
o Maximum total payment(s)-$1,000,000 (without prior approval)


Transfers: Subject to certain restrictions you may redistribute your money among accounts without charge at any time until annuity payouts begin, and once per contract year among the variable subaccounts thereafter. You may establish automated transfers among the fixed account and variable subaccount(s). (p. )

Withdrawals: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if withdrawals are made prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. )

Changing ownership: You may change ownership of a nonqualified annuity by written instruction. However, such changes of nonqualified annuities may have federal income tax consequences. Certain restrictions apply concerning change of ownership of a qualified annuity. (p. )

Payment in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. )

Annuity payouts: The contract value of your investment can be applied to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as they are needed. If you purchased a qualified annuity, the payout schedule must meet requirements of the qualified plan. Payouts may be made on a fixed or variable basis, or both. Total monthly payouts may include amounts from each variable subaccount and the fixed account. (p. )


Taxes: Generally, your annuity grows tax-deferred until you fully withdraw it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. Roth IRAs, however, may grow tax free if you meet certain distribution requirements. (p.)


Charges: Your annuity is subject to a $30 annual contract administrative charge, a 0.15% variable account administrative charge, a 1.25% mortality and expense risk fee, a withdrawal charge and any premium taxes that may be imposed by state or local governments. Premium taxes are deducted upon total withdrawal or when annuity payouts begin. (p. )

Expense summary

The purpose of this table is to help you understand the various costs and expenses associated with your annuity.


You pay no sales charge when you purchase your annuity. All costs that you bear directly or indirectly for the variable subaccounts and underlying mutual funds are shown below. Some expenses may vary as explained under "Charges."


Contract owner expenses:*


Withdrawal charge (contingent deferred sales charge as a percentage of purchase payment)


          Contract years from                     Withdrawal charge
            payment receipt                          percentage
                   1                                     7%
                   2                                     6%
                   3                                     5%
                   4                                     4%
                   5                                     3%
                   6                                     2%
                   7                                     1%
              Thereafter                                 0%

Annual contract administrative charge                $30

Variable account annual expenses


         Variable account administrative charge
         (as a percentage of average daily net assets of
         the underlying fund)..............................................0.15%

         Mortality and expense risk fee
         (as a percentage of average daily net assets of
         the underlying fund)..............................................1.25%


Total variable account annual expenses.....................................1.40%

Annual operating expenses of underlying mutual funds (management fees and other expenses deducted as a percentage of average net assets as follows:)

                                                        GT Global       GT Global
                    AIM V.I.                            Variable Latin  Variable
                    Growth     AIM V.I.                 America         New Pacific     IDS Life    IDS Life   IDS Life
                     and       International AIM V.I.   (after expense  (after expense  Aggressive  Capital    Growth
                    Income+    Equity+       Value+     reimbursement)  reimbursement)  Growth      Resource   Dimensions
Management fees        0.63%       0.75%      0.62%         1.00%           1.00%          0.60%        0.60%      0.63%

Other expenses         0.06        0.18       0.08          0.25            0.09           0.07         0.07       0.08

Total                  0.69%+      0.93%+     0.70%+        1.25%++         1.09%++        0.67%**      0.67%**    0.71%**

                                                                   Janus        Janus Aspen
                                                                   Aspen        Series
                                                                   Series       Worldwide                   OCC
                    IDS Life                             IDS Life  Balanced     Growth       OCC            Accumulation
                    International IDS Life  IDS Life     Special   (after fee   (after  fee  Accumulation   Trust
                    Equity        Managed   Moneyshare   Income    reductions)  reductions)  Trust Equity   Managed

Management fees         0.83%      0.59%       0.51%      0.60%       0.76%         0.66%        0.80%          0.80%

Other expenses          0.11       0.05        0.06       0.07        0.07          0.08         0.19           0.07

Total                   0.94%**    0.64%**     0.57%**    0.67%**     0.83%+++      0.74%+++     0.99%***       0.87%***

                                 OCC
                                 Accumulation                                               Putnamm
                                 Trust U.S.                                                 VT Growth Putnam
                   OCC           Government    Oppenheimer    Oppenheimer      Putnam VT    and IncomeVT High  Putnam VT
                   Accumulation  Income        Variable       Variable         Diversified  Fund      Yield    New
                   Trust Small   (after        Account        Account High     Income                 Fund     Opportunities
                   Cap           expense       Growth         Income           Fund                            Fund
                                 limitations)
Management fees       0.80%          0.47%          0.73%           0.75%          0.69%       0.47%   0.66%       0.58%

Other expenses        0.17           0.46           0.02            0.07           0.11        0.04    0.06        0.05

Total                 0.97%***       0.93%***       0.75%+          0.82%+         0.80%+      0.51%+  0.72%+      0.63%+

+ Operating expenses of the underlying funds at Dec. 31, 1997. A I M Advisers, Inc. ("AIM") may from time to time voluntarily waive or reduce its respective fees. Effective May 1, 1998, the Funds reimburse AIM in an amount up to 0.25% of the average net asset value of each Fund, for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services. Currently, the fee only applies to the average net asset value of each Fund in excess of the net asset value of each Fund as calculated on April 30, 1998.
*    Premium taxes imposed by some state and local governments are not reflected in this table.
**   Annualized operating expenses of underlying funds at Dec. 31, 1997.
*** Total portfolio Expenses of the OCC Accumulation Trust Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets for the Equity, Managed, Small Cap and U.S. Government Income Portfolios. Without such limitation and without giving effect to any expense offsets, the Management Fees, Other Expenses and Total Portfolio Expenses would have been, .80%, .19% and .99%, respectively, for the Equity Portfolio; .80%, .07% and .87%, respectively, for the Managed Portfolio; .80%, .17% and .97%, respectively, for the Small Cap Portfolio; and .60%, .46% and 1.06%, respectively, for the U.S. Government Income Portfolio for the fiscal year ended December 31, 1997.
+    Operating expenses of the underlying funds at Dec. 31, 1997.
++ Figures in the "Other expenses" and "Total" columns are restated from the amounts you would have incurred in 1997 to reflect fee and reimbursement or waiver arrangements. If there had been no reimbursement of expenses by Chancellor LGT Asset Management and no expense reductions, the actual expenses of each fund, expressed as a percentage of net assets, with "Management fees" stated first, then "Other expenses," followed by "Total," would have been as follows: GT Global Variable Latin America Fund, 1.00%, .40%, 1.40%; and GT Global Variable New Pacific Fund, 1.00%, .43%, 1.43%.
+++ The figures given above are based on gross expenses before expense offset arrangements, if any, during 1997, for these funds. As of the date of this prospectus, certain fees are being reduced by the respective investment managers or service providers for certain of the underlying funds, in each case on a voluntary basis. Without such reductions, the "Management fees", "Other expenses" and "Total" that would have been incurred for the last completed fiscal year would be: .77%, .06% and .83%, respectively, for Janus Aspen Series Balanced Portfolio, and .72%, .09% and .81%, respectively, for Janus Aspen Series Worldwide Growth Portfolio. See the Portfolios' prospectuses for a discussion of fee reductions.

Example:*

                                                    GT Global    GT Global
             AIM V.I.      AIM V.I.                 Variable     Variable      IDS Life      IDS Life    IDS Life
             Growth and    International AIM V.I.   Latin        New           Aggressive    Capital     Growth
             Income        Equity        Value      America      Pacific       Growth        Resource    Dimensions

You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period:
1 year        $ 92.72        $ 95.18      $ 92.83   $ 98.46       $ 96.82        $ 92.52     $ 92.52      $ 92.93

3 years        120.05         127.44       120.36    137.24        132.35         119.43     119.43        120.67

5 years        149.99         162.33       150.51    178.58        170.48         148.96     148.96        151.02

10 years       257.26         281.91       258.30    313.87        298.02         255.18     255.18        259.34

You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:

1 year       $ 22.72       $ 25.18       $ 22.83    $ 28.46      $ 26.82       $ 22.52       $ 22.52     $ 22.93

3 years        70.05         77.44       70.36        87.24        82.35         69.43        69.43        70.67

5 years       119.99        132.33       120.51      148.58       140.48        118.96       118.96       121.02

10 years      257.26        281.91       258.30      313.87       298.02        255.18       255.18       259.34

                                                              Janus      Janus Aspen                  OCC
             IDS Life                               IDS Life  Aspen      Series        OCC            Accumulation
             International  IDS Life   IDS Life     Special   Series     Worldwide     Accumulation   Trust
             Equity         Managed    Moneyshare   Income    Balanced   Growth        Trust Equity   Managed

You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period:
1 year       $ 95.29        $ 92.21     $ 91.49     $ 92.52   $ 94.16    $ 93.24       $ 95.80         $ 94.57

3 years       127.75        118.50       116.34     119.43     124.37     121.59        129.29          125.60

5 years       162.84        147.40       143.78     148.96     157.20     152.57        165.39          159.26

10 years      282.92        252.05       244.72     255.18     271.71     262.45        287.98          275.80

You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:

1 year       $ 25.29        $ 22.21     $ 21.49     $ 22.52   $ 24.16    $ 23.24       $ 25.80         $ 24.57

3 years        77.75          68.50       66.34      69.43      74.37      71.59         79.29           75.60

5 years       132.84         117.40      113.78     118.96     127.20     122.57        135.39          129.26

10 years      282.92         252.05      244.72     255.18     271.71     262.45        287.98          275.80

                             OCC                                        Putnam VT
             OCC             Accumulation  Oppenheimer   Oppenheimer    DiversifiedPutnam      Putnam VT  Putnam
             Accumulation    Trust U.S.    Variable      Variable       Income     VT Growth   High       VT New
             Trust Small Cap Government    Account       Account High   Fund       and Income  Yield Fund Opportunities
                             Income        Growth        Income                    Fund                   Fund
You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period:
1 year        $ 95.59        $ 95.18       $ 93.34       $ 94.06        $ 93.85    $ 90.88     $ 93.03    $ 92.11

3 years        128.67         127.44        121.90        124.06        123.44     114.48      120.98      118.19

5 years        164.37         162.33        153.09        156.69        155.66     140.66      151.54      146.89

10 years       285.96         281.91        263.48        270.69        268.63     238.39      260.38      251.01

You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:

1 year        $ 25.59        $ 25.18       $ 23.34       $ 24.06        $ 23.85    $ 20.88     $ 23.03    $ 22.11

3 years         78.67          77.44         71.90         74.06         73.44     64.48       70.98        68.19

5 years        134.37         132.33        123.09        126.69        125.66     110.66      121.54      116.89

10 years       285.96         281.91        263.48        270.69        268.63     238.39      260.38      251.01

* In this example, the $30 annual contract administrative charge is approximated as a .127% charge based on the average contract size. IDS Life has entered into certain arrangements under which it is compensated by the funds' advisers and/or distributors for the administrative services it provides to the funds.

This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.


Condensed financial information (Unaudited)

The following tables give per-unit information about the financial history of each variable subaccount.

Year ended Dec. 31,
                                              1997         1996         1995

Subaccount  EGN3 (Investing in shares of Aim V.I. Growth and Income Fund)

Accumulation unit                            $1.00           --           --
value at beginning
of period

Accumulation unit value                      $1.03           --           --
at end of period

Number of accumulation                          69           --           --
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.40%           --           --
expense to average
net assets

Subaccount  EIN3 (Investing in shares of Aim V.I. International Equity Fund)

Accumulation unit                            $1.00           --           --
value at beginning
of period

Accumulation unit value                      $1.02           --           --
at end of period

Number of accumulation                          57           --           --
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.40%           --           --
expense to average
net assets

Subaccount  EVA3 (Investing in shares of Aim V.I. Value Fund)

Accumulation unit                            $1.00           --           --
value at beginning
of period

Accumulation unit value                      $1.03           --           --
at end of period

Number of accumulation                          66           --           --
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.40%           --           --
expense to average
net assets

Subaccount  ELA1 (Investing in shares of GT Global Variable Latin America Fund)

Accumulation unit                            $1.19        $0.98        $1.00
value at beginning
of period

Accumulation unit value                      $1.34        $1.19        $0.98
at end of period

Number of accumulation                       1,004          663          303
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.40%        1.50%        1.50%
expense to average
net assets

Subaccount  EPA1 (Investing in shares of GT Global Variable New Pacific Fund)

Accumulation unit                            $1.38        $1.07        $1.00
value at beginning
of period

Accumulation unit value                      $0.80        $1.38        $1.07
at end of period

Number of accumulation                         980          530          193
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.40%        1.50%        1.50%
expense to average
net assets

Subaccount  EAG1 (Investing in shares of IDS Life Aggressive Growth Fund)

Accumulation unit                            $1.47        $1.28        $1.00
value at beginning
of period

Accumulation unit value                      $1.63        $1.47        $1.28
at end of period

Number of accumulation                       2,434        1,324          473
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.40%        1.50%        1.50%
expense to average
net assets

Subaccount ECR1 (Investing in shares of IDS Life Capital Resource Fund)

Accumulation unit                            $1.27        $1.20        $1.00
value at beginning
of period

Accumulation unit value                      $1.56        $1.27        $1.20
at end of period

Number of accumulation                       3,813        2,350          818
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.40%        1.50%        1.50%
expense to average
net assets

Subaccount  EGD2 (Investing in shares of IDS Life Growth Dimensions Fund)

Accumulation unit                            $1.00           --           --
value at beginning
of period

Accumulation unit value                      $1.05           --           --
at end of period

Number of accumulation                          69           --           --
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.40%           --           --
expense to average
net assets

Subaccount  EIE1 (Investing in shares of IDS Life International Equity Fund)

Accumulation unit                            $1.26        $1.17        $1.00
value at beginning
of period

Accumulation unit value                      $1.28        $1.26        $1.17
at end of period

Number of accumulation                       1,413          675          220
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.40%        1.50%        1.50%
expense to average
net assets

Subaccount EMG1 (Investing in shares of IDS Life Managed Fund)

Accumulation unit                            $1.36        $1.18        $1.00
value at beginning
of period

Accumulation unit value                      $1.60        $1.36        $1.18
at end of period

Number of accumulation                       2,944        1,546          589
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.40%        1.50%        1.50%
expense to average
net assets

Subaccount EMS1 (Investing in shares of IDS Life Moneyshare Fund)

Accumulation unit                            $1.07        $1.03        $1.00
value at beginning
of period

Accumulation unit value                      $1.11        $1.07        $1.03
at end of period

Number of accumulation                         231          241          132
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.40%        1.50%        1.50%
expense to average
net assets

Simple yield                                 3.71%        3.26%        3.53%

Compound yield                               3.78%        3.32%        3.59%

Subaccount ESI1 (Investing in shares of IDS Life Special Income Fund)

Accumulation unit                            $1.24        $1.17        $1.00
 value at beginning
of period

Accumulation unit value                      $1.33        $1.24        $1.17
at end of period

Number of accumulation                       2,544        1,377          414
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.40%        1.50%        1.50%
expense to average
net assets

Subaccount  ESB3 (Investing in shares of Janus Aspen Series Balanced Portfolio)

Accumulation unit                            $1.00           --           --
value at beginning
of period

Accumulation unit value                      $1.02           --           --
at end of period

Number of accumulation                          69           --           --
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.40%           --           --
expense to average
net assets

Subaccount EWG3 (Investing in shares of Janus Aspen Series Worldwide Growth Portfolio)

Accumulation unit                            $1.00           --           --
value at beginning
of period

Accumulation unit value                      $1.03           --           --
at end of period

Number of accumulation                          62           --           --
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.40%           --           --
expense to average
net assets

Subaccount EEQ3 (Investing in shares of OCC Accumulation Trust Equity Portfolio)

Accumulation unit                            $1.00           --           --
 value at beginning
of period

Accumulation unit value                      $1.07           --           --
at end of period

Number of accumulation                          63           --           --
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.40%           --           --
expense to average
net assets

Subaccount EMD1 (Investing in shares of OCC Accumulation Trust Managed Portfolio)

Accumulation unit                            $1.58        $1.31        $1.00
value at beginning
of period

Accumulation unit value                      $1.91        $1.58        $1.31
at end of period

Number of accumulation                       4,134        2,462          436
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.40%        1.50%        1.50%
expense to average
net assets

Subaccount ESC3 (Investing in shares of OCC Accumulation Trust Small Cap Portfolio)

Accumulation unit                            $1.00           --           --
value at beginning
of period

Accumulation unit value                      $1.01           --           --
at end of period

Number of accumulation                          87           --           --
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.40%           --           --
expenses to average
net assets

Subaccount EUS1 (Investing in shares of OCC Accumulation Trust U.S. Government Income Portfolio)

Accumulation unit                            $1.10        $1.09        $1.00
value at beginning
of period

Accumulation unit value                      $1.17        $1.10        $1.09
at end of period

Number of accumulation                       2,253        1,252          413
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.40%        1.50%        1.50%
expense to average
net assets

Subaccount EGR3 (Investing in shares of Oppenheimer Variable Account Growth Portfolio)

Accumulation unit                            $1.00           --           --
value at beginning
of period

Accumulation unit value                      $1.02           --           --
at end of period

Number of accumulation                          67           --           --
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.40%           --           --
expense to average
net assets

Subaccount EHI3 (Investing in shares of Oppenheimer Variable Account High Income Fund)

Accumulation unit                            $1.00           --           --
value at beginning
of period

Accumulation unit value                      $1.01           --           --
at end of period

Number of accumulation                          77           --           --
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.40%           --           --
expense to average
net assets

Subaccount  EDI1 (Investing in shares of Putnam VT Diversified Income Fund)

Accumulation unit                            $1.23        $1.15        $1.00
value at beginning
of period

Accumulation unit value                      $1.30        $1.23        $1.15
at end of period

Number of accumulation                       3,151        1,824          601
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.40%        1.50%        1.50%
expense to average
net assets

Subaccount  EGI1 (Investing in shares of Putnam VT Growth and Income Fund)

Accumulation unit                            $1.53        $1.27        $1.00
value at beginning
of period

Accumulation unit value                      $1.88        $1.53        $1.27
at end of period

Number of accumulation                       6,452        3,655        1,152
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.40%        1.50%        1.50%
expense to average
net assets

Subaccount  EHY1 (Investing in shares of Putnam VT High Yield Fund)

Accumulation unit                            $1.27        $1.14        $1.00
value at beginning
of period

Accumulation unit value                      $1.43        $1.27        $1.14
at end of period

Number of accumulation                       2,321        1,270          480
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.40%        1.50%        1.50%
expense to average
net assets

Subaccount  ENO1 (Investing in shares of Putnam VT New Opportunities Fund)

Accumulation unit                            $1.51        $1.39        $1.00
value at beginning
of period

Accumulation unit value                      $1.84        $1.51        $1.39
at end of period

Number of accumulation                       4,575        2,980          691
units outstanding at end
of period (000 omitted)

Ratio of operating                           1.40%        1.50%        1.50%
expense to average
net assets

1 Inception date was Feb. 21, 1995.
2 Inception date was Oct. 29, 1997.
3 Inception date was Oct. 30, 1997.

Financial statements


The SAI dated May 1, 1998 contains:


the audited financials of the variable account including:


-        statements of net assets as of Dec. 31, 1997;
-        statements of operations for the year ended Dec. 31, 1997;
- statements of changes in net assets for the years ended Dec. 31, 1997 and Dec. 31, 1996.


the audited financial statements of American Enterprise Life including:


-        balance sheets as of Dec. 31, 1997 and Dec. 31 1996; and
- related statements of income, stockholder's equity and cash flows for the years ended Dec. 31, 1997, 1996, and 1995.


Performance information


Performance information for the variable subaccounts may appear from time to time in advertisements or sales literature. In all cases, such information reflects the performance of a hypothetical investment in a particular subaccount during a particular time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the annuity had existed at that time.


Calculations are performed as follows:

Simple yield - IDS Life Moneyshare Subaccount: Income over a given seven-day period (not counting any change in the capital value of the investment) is annualized (multiplied by 52) by assuming that the same income is received for 52 weeks. This annual income is then stated as an annual percentage return on the investment.

Compound yield - IDS Life Moneyshare Subaccount: Calculated like simple yield, except that, when annualized, the income is assumed to be reinvested. Compounding of reinvested returns increases the yield as compared to a simple yield.


Yield - For subaccounts investing in income funds: Net investment income (income less expenses) per accumulation unit during a given 30-day period is divided by the value of the unit on the last day of the period. The result is converted to an annual percentage.

Average annual total return: Expressed as an average annual compounded rate of return of a hypothetical investment over a period of one, five and 10 years (or up to the life of the subaccount if it is less than 10 years old). This figure reflects deduction of all applicable charges, including the contract administrative charge, variable account administrative charge, mortality and expense risk fee and withdrawal charge, assuming a full withdrawal at the end of the illustrated period. Optional average annual total return quotations may be made that do not reflect a withdrawal charge deduction (assuming no withdrawal).

Aggregate total return: Represents the cumulative change in the value of an investment over a specified period of time (reflecting change in a subaccount's accumulation unit value). The calculation assumes reinvestment of investment earnings and reflects the deduction of all applicable charges, including the contract administrative charge, mortality and expense risk fee, variable account administrative charge and withdrawal charge, assuming a withdrawal at the end of the illustrated period. Optional aggregate total return quotations may be made that do not reflect a withdrawal charge deduction (assuming no withdrawal). Aggregate total return may be shown by means of schedules, charts or graphs.


Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the given time period. Such information is not intended to indicate future performance. Because advertised yields and total return figures include all annuity charges that have the effect of decreasing advertised performance, subaccount performance should not be compared to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine yield and total return for the subaccounts.)


If you would like additional information about actual performance, contact American Enterprise Life at the address or telephone number on the cover.

The variable account

Purchase payments can be allocated to any or all of the subaccounts of the variable account that invest in shares of the following funds:


                                                                Subaccount
AIM V.I. Growth and Income Fund                                     EGN
AIM V.I. International Equity Fund                                  EIN
AIM V.I. Value Fund                                                 EVA
GT Global Variable Latin America Fund                               ELA
GT Global Variable New Pacific Fund                                 EPA
IDS Life Aggressive Growth Fund                                     EAG
IDS Life Capital Resource Fund                                      ECR
IDS Life Growth Dimensions Fund                                    EGD

                                                              Subaccount
IDS Life International Equity Fund                                  EIE
IDS Life Managed Fund                                               EMG
IDS Life Moneyshare Fund                                            EMS
IDS Life Special Income Fund                                        ESI
Janus Aspen Series Balanced Portfolio                               ESB
Janus Aspen Series Worldwide Growth Portfolio                       EWG
OCC Accumulation Trust Equity Portfolio                             EEQ
OCC Accumulation Trust Managed Portfolio                            EMD
OCC Accumulation Trust Small Cap Portfolio                          ESC
OCC Accumulation Trust U.S. Government Income Portfolio             EUS
Oppenheimer Variable Account Growth Fund                            EGR
Oppenheimer Variable Account High Income Fund                       EHI
Putnam VT Diversified Income Fund                                   EDI
Putnam VT Growth and Income Fund                                    EGI
Putnam VT High Yield Fund                                           EHY
Putnam VT New Opportunities Fund                                    ENO

Each variable subaccount meets the definition of a separate account under federal securities laws. Income, capital gains and capital losses of each subaccount are credited or charged to that subaccount alone. No variable subaccount will be charged with liabilities of any other variable subaccount or of our general business. Each variable subaccount's net assets are held in relation to the contracts described in this prospectus as well as other variable annuity contracts that we issue that are not described in this prospectus.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The funds

AIM V.I. Growth and Income Fund
Objective: growth of capital, with current income as a secondary objective. The fund seeks to achieve its objective by generally investing at least 65% of its net assets in stocks of companies believed by management to have the potential for above average growth in revenues and earnings.

AIM V.I. International Equity Fund
Objective:   long-term  growth  of  capital.  Invests  in  international  equity securities, the issuers of which are considered by AIM to have strong earnings momentum.

AIM V.I. Value Fund
Objective: long-term growth of capital. Invests primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective.

GT Global Variable Latin America Fund
Objective: capital appreciation. Normally invests at least 65% of its total assets in the securities of a broad range of Latin American issuers. The Fund may invest in common stock, preferred stock, rights, warrants and securities convertible into common stock, and other substantially similar forms of equity securities with comparable risk characteristics, as well as bonds, notes, debentures or other forms of indebtedness that may be developed in the future.

GT Global Variable New Pacific Fund
Objective: long-term growth of capital. Normally invests at least 65% of its total assets in equity securities of issuers domiciled in Australia, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Taiwan and Thailand. Equity securities in which the Fund may invest include common stock, preferred stock, convertible debt securities and warrants to acquire such securities.

IDS Life Aggressive Growth Fund
Objective: capital appreciation. Invests primarily in common stock of small- and medium-size companies.

IDS Life Capital Resource Fund
Objective: capital appreciation. Invests primarily in U.S. common stocks and other securities convertible into common stock, diversified over many different companies in a variety of industries.

IDS Life Growth Dimensions Fund
Objective: long-term growth of capital. Invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth.

IDS Life International Equity Fund
Objective: capital appreciation. Invests primarily in common stock of foreign issuers and foreign securities convertible into common stock.

IDS Life Managed Fund
Objective: maximum total investment return. Invests primarily in U.S. common stocks, securities convertible into common stock, warrants, fixed income securities (primarily high-quality corporate bonds) and money market instruments.

IDS Life Moneyshare Fund
Objective: maximum current income consistent with liquidity and conservation of capital. Invests in high-quality money market securities with remaining maturities of 13 months or less. The fund also will maintain a dollar-weighted average portfolio maturity not exceeding 90 days. The fund attempts to maintain a constant net asset value of $1 per share.

IDS Life Special Income Fund
Objective: high level of current income while conserving the value of the investment for the longest time period. Invests primarily in high-quality, lower-risk corporate bonds issued by many different companies in a variety of industries, and in government bonds.

Janus Aspen Series Balanced Portfolio
Objective: long-term growth of capital, balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

Janus Aspen Series Worldwide Growth Portfolio
Objective: long-term growth of capital in a manner consistent with the preservation of capital. Invests primarily in common stocks of foreign and domestic issuers.

OCC Accumulation Trust Equity Portfolio
Objective: long term capital appreciation. Invests in a diversified portfolio of equity securities selected on the basis of a value-oriented approach to investing.

OCC Accumulation Trust Managed Portfolio
Objective: growth of capital over time. Invests primarily in common stocks, bonds and money market and cash equivalent securities, the percentages of which will vary based on management's assessment of relative investment values.

OCC Accumulation Trust Small Cap Portfolio
Objective: capital appreciation. Invests in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.

OCC Accumulation Trust U.S. Government Income Portfolio
Objective: high level of current income together with protection of capital. Invests exclusively in debt obligations, including mortgage-backed securities, issued or guaranteed by the United States government, its agencies or instrumentalities.

Oppenheimer Variable Account Growth Fund
Objective: capital appreciation. Invests in securities of well-known established companies.

Oppenheimer Variable Account High Income Fund
Objective: high level of current income. Invests in high-yield, fixed-income securities, including unrated securities or high-risk securities in the lower rating categories, commonly known as "junk bonds". These securities are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities.


Putnam VT Diversified Income Fund
Objective: high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. Consult the Putnam Variable Trust prospectus for further information on the risks associated with this fund's investments in high yield higher-risk fixed income securities.


Putnam VT Growth and Income Fund
Objective: capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income or both.

Putnam VT High Yield Fund
Objective: high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities constituting a portfolio which Putnam Investment Management, Inc. ("Putnam Management") believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Putnam Variable Trust prospectus.


Putnam VT New Opportunities Fund
Objective: long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above average long-term growth potential.

More comprehensive information regarding each fund is contained in that fund's prospectus. You should read the fund prospectus and consider carefully, and on a continuing basis, which fund or combination of funds is best suited to your long-term investment needs. There is no assurance that the investment objectives of the funds will be attained nor is there any guarantee that the contract value will equal or exceed the total purchase payments made. Some funds may involve more risk than others. Please monitor your investment accordingly.

All funds are available to serve as the underlying investment for variable annuities, and some funds also are available to serve as the underlying investment for variable life insurance contracts and qualified plans. It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts and/or qualified plans to invest in the available funds simultaneously.

Although American Enterprise Life and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between such contract owners, policy owners and qualified plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that separate funds should be established for the variable annuity, variable life insurance and qualified plan separate accounts, the variable annuity contract holders would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding mixed and shared funding.

The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each mutual fund intends to comply with these requirements.


The U.S. Treasury and the IRS have indicated that they may provide additional guidance concerning how many variable subaccounts may be offered and how many exchanges among variable subaccounts may be allowed before the owner is considered to have investment control, and thus is currently taxed on income earned within variable subaccount assets. We do not know at this time what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, to ensure that the owner will not be subject to current taxation as the owner of the variable subaccount assets.

We intend to comply with all federal tax laws to ensure that each contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The investment managers for the funds are as follows:


o    AIM Variable Insurance Funds - A I M Advisors, Inc.

o    GT Global Variable Investment Funds - Chancellor LGT Asset Management, Inc.

o IDS Life Retirement Annuity Mutual Funds - IDS Life. American Express Financial Corporation is the investment advisor for the IDS Life Retirement Annuity Mutual Funds. American Express Asset Management International Inc., a wholly-owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund.


o    Janus Aspen Series Portfolios - Janus Capital Corporation.

o    OCC Accumulation Trust Portfolios - OpCap Advisors.

o    Oppenheimer Variable Account Funds - OppenheimerFunds, Inc.

o    Putnam Variable Trust - Putnam Investment Management, Inc.


The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for complete information on investment risks, deductions, expenses and other facts you should know before investing. These prospectuses are available by contacting American Enterprise Life at the administrative offices address or telephone number on the front of this prospectus.

The fixed account

Purchase payments also may be allocated to the fixed account. The value of the fixed account increases as interest is credited to the account. Purchase payments and transfers to the fixed account become part of the general account of American Enterprise Life, the company's main portfolio of investments. Interest is credited and compounded daily to produce an effective annual interest rate. We may change the interest rate from time to time.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (1933 Act), nor is the fixed account registered as an investment company under the 1940 Act. Accordingly, neither the fixed account nor any interests in it are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus that relate to the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Buying your annuity

Your agent will help you prepare and submit your application, and send it along with your initial purchase payment to our Minneapolis administrative office. As the owner, you have all rights and may receive all benefits under the contract. Your annuity can be owned in joint tenancy only in spousal situations. You cannot buy a nonqualified annuity or become an annuitant if you are 86 or older (age 76 or older for qualified annuities). (In Pennsylvania, the annuitant must be under age 81.)

When you apply, you may select:
o the fixed account and/or subaccount(s) in which you want to invest;
o how you want to make purchase payments;
o the date you want to start receiving annuity payouts (the retirement date); and
o a beneficiary.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccount(s) you selected within two business days after we receive it at our Minneapolis administrative offices. If your application is accepted, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments to your account(s) at the next close of business after we receive your payments at our Minneapolis administrative offices.

You may make monthly payments to your annuity under a Systematic Investment Plan
(SIP). To begin the SIP, you will complete and send a form and your first payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, additional purchase payments may be made to nonqualified and qualified annuities until the retirement date. In Maryland and Washington, additional purchase payments may be made to nonqualified annuities until the later of the annuitant's 63rd birthday or the third contract anniversary, and additional purchase payments may be made to qualified annuities until the annuitant's 63rd birthday. In Massachusetts, additional purchase payments may be made for ten years only.

The retirement date
Annuity payouts will be scheduled to begin on the retirement date. This date can be aligned with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You can also change the date, provided you send us written instructions at least 30 days before annuity payouts begin.


For nonqualified annuities and Roth IRAs, the retirement date must be:

o    no earlier than the 60th day after the contract's effective date; and
o no later than the annuitant's 85th birthday (or the 10th contract anniversary, if purchased after age 75); or
o no later than the annuitant's 82nd birthday (or the eighth contract anniversary, if purchased after age 74) for annuities purchased in Pennsylvania.

For qualified annuities (except Roth IRAs), to avoid IRS penalty taxes, the retirement date generally must be:


o    on or after the annuitant reaches age 59 1/2; and
o by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.

If you are taking the minimum IRA distribution as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this annuity, annuity payouts can start as late as the annuitant's 85th birthday or the 10th contract anniversary.

(In Pennsylvania, annuity payouts must start no later than the annuitant's 82nd birthday or the eighth contract anniversary.)

Beneficiary
If death benefits become payable before the retirement date, your named beneficiary will receive all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Payment in case of death" for more about beneficiaries.)

Minimum payment amounts


Initial payment (includes SIPs):          $2,000 (We reserve the right to
                                                  decrease the minimum payment.)


Minimum additional purchase payment(s)(includes SIPs):                     $50


Maximum payment(s):     $1,000,000 of cumulative payments (We reserve
                                   the right to increase the maximum payment.)


How to make payments
By letter

Send your check along with your name and contract number to:

         Regular mail:
         American Enterprise Life Insurance Company
         80 South Eighth Street
         P.O. Box 534
         Minneapolis, MN 55440-0534

         Express mail:
         American Enterprise Life Insurance Company
         Attention: Unit 829
         733 Marquette Avenue
         Minneapolis, MN 55402

By SIP:

Contact your agent to complete the necessary SIP paperwork.

Charges

Contract administrative charge
This fee is for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We will waive this charge when the contract value is $50,000 or more on the current contract anniversary. If you take a full withdrawal from your contract, the $30 annual charge will be deducted at the time of withdrawal regardless of contract value. The annual charge cannot be increased and does not apply after annuity payouts begin.

Variable account administrative charge
This charge is applied daily to the variable subaccounts and reflected in the unit values of the subaccounts. Annually, it totals 0.15% of their average daily net assets. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. The variable account administrative charge cannot be increased.


Mortality and expense risk fee
This fee is to cover the mortality risk and expense risk and is applied daily to the variable subaccounts and reflected in the unit values of the subaccounts. The subaccounts pay this fee at the time dividends are distributed from the funds in which they invest. Annually, the fee totals 1.25% of the subaccounts' average daily net assets. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long the entire group of American Enterprise Life annuitants live. If, as a group, American Enterprise Life annuitants outlive the life expectancy we have assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, American Enterprise Life annuitants do not live as long as expected, we could profit from the mortality risk fee. Expense risk arises because the contract administrative charge and variable account administrative charge cannot be increased and may not cover our expenses. Any deficit would have to be made up from our general assets.

We may use any profits realized from the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

Withdrawal charge
If you withdraw part or all of your contract, you may be subject to a withdrawal charge. The withdrawal amount you request is determined by drawing from your total contract value in the following order:

1. First, we withdraw up to 10% of your prior anniversary contract value not yet withdrawn this contract year. There is no withdrawal charge on withdrawals totaling up to 10% of your prior anniversary contract value each contract year.

2. Next, we withdraw any contract earnings (contract value minus all purchase payments received and not previously withdrawn) in excess of the annual 10% free withdrawal amount. There is no withdrawal charge on contract earnings.

3. Next, we withdraw purchase payments received eight or more contract years before the withdrawal and not previously withdrawn. There is no withdrawal charge on purchase payments received eight or more contract years before withdrawal.

4. Finally, if necessary, we withdraw purchase payments received in the seven contract years before the withdrawal. There is a withdrawal charge on these payments. We determine your withdrawal charges by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

There is a withdrawal charge on payments received seven or less contract years before withdrawal. We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

The withdrawal charge percentage depends on the number of contract years since you made the payment(s).

Contract years from payment    Withdrawal charge
receipt                        percentage
              1                           7%
              2                           6%
              3                           5%
              4                           4%
              5                           3%
              6                           2%
              7                           1%
         Thereafter                       0%

Withdrawal charge calculation example

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

o The contract date is July 1, 1998 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

o We received these payments - $10,000 July 1, 1998, $8,000 Dec. 31, 2004 and $6,000 Feb. 20, 2006; and

o The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2008 and had not made any other withdrawals during that contract year; and

o        The prior anniversary July 1, 2008 contract value was $38,488.


Withdrawal charge                                                 Explanation
                $0 $3,848.80 is 10% of the prior anniversary contract value withdrawn without withdrawal charge; and


                 0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and


                 0 $10,000 July 1, 1998 payment was received eight or more contract years before withdrawal and is withdrawn without withdrawal charge; and


                240 $8,000 Dec. 31, 2004 payment is in its fifth contract year from receipt, withdrawn with a 3% withdrawal charge; and

                240 $6,000 Feb. 20, 2006 payment is in its fourth contract year from receipt withdrawn with a 4% withdrawal charge.


------------------------------------
               $480

The withdrawal charge is calculated so that the total amount minus any withdrawal charge equals the amount you request. If you take a full withdrawal from your contract, the $30 contract charge also will be deducted.

Waiver of withdrawal charge
There are no withdrawal charges for:

o withdrawals during the year totaling up to 10% of your prior contract anniversary contract value;

o contract earnings - if any - in excess of the annual 10% free withdrawal amount;

o required minimum distributions from a qualified annuity after you reach age 70 1/2 (for those amounts required to be distributed from the annuities described in this prospectus);

o        contracts settled using an annuity payout plan; and

o        death benefits.

If your contract includes a "Waiver of Withdrawal Charges" Annuity Endorsement or provision, we will waive withdrawal charges that are normally assessed upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days.

To qualify, the nursing home must meet the following criteria:

o    be licensed by an appropriate licensing agency to provide nursing care; and
o    provide 24-hour-a-day nursing services; and
o    have a doctor available for emergency situations; and
o    have a nurse on duty or on call at all times; and
o    maintain clinical records; and
o    have appropriate methods for administering drugs.

To the extent permitted by state law, this endorsement is included in contracts issued when the owner and annuitant are under age 76 on the date that we issue the contract.

Possible group reductions: In some cases, lower sales and administrative expenses may be incurred due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.


Premium taxes
Certain state and local governments impose premium taxes (up to 3.5%). These taxes are dependent upon your state of residence or the state in which the contract was sold. The deduction is made when you fully withdraw your contract or when annuity payouts begin.


Valuing your investment

Here is how your fixed account and variable subaccounts are valued:

Fixed account: The amounts allocated to the fixed account are valued directly in dollars and equal the sum of your purchase payments and transfer amounts plus interest earned, less any amounts withdrawn or transferred and any contract administrative charge.

Variable subaccounts: Amounts allocated to the variable subaccounts are converted into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable subaccounts, a certain number of accumulation units are credited to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a variable subaccount or are assessed a contract administrative charge, a certain number of accumulation units are subtracted from your contract. Please remember that investment performance, expenses and deductions of certain charges affect accumulation unit value.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the underlying fund.


The dollar value of each accumulation unit can rise or fall daily depending on the performance of the underlying mutual fund and on certain fund expenses. Here is how unit values are calculated:


Number of units
To calculate the number of accumulation units for a particular subaccount, we divide your investment, after deduction of any premium taxes, by the current accumulation unit value.

Accumulation unit value
The current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.


Net investment factor
Determined by:

o adding the underlying mutual fund's current net asset value per share plus per-share amount of any current dividend or capital gain distribution; then
o        dividing that sum by the previous net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the underlying mutual fund may fluctuate, the accumulation unit value may increase or decrease. You bear this investment risk in a variable subaccount.


Factors that affect variable subaccount accumulation units
Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o        additional purchase payments allocated to the variable subaccount(s);
o        transfers into or out of the variable subaccount(s);
o        partial withdrawals;
o        withdrawal charges; and/or
o        contract administrative charges.


Accumulation unit values will fluctuate due to:

o        changes in net asset value of underlying mutual fund(s);
o        dividends distributed to the variable subaccount(s);

o         capital gains or losses of underlying mutual fund(s);
o         mutual fund operating expenses;
o         mortality and expense risk fees; and/or
o         variable account administrative charges.


Making the most of your annuity


Automated dollar-cost averaging*
You can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable subaccount to a more aggressive one, or to several others, or from the fixed account to one or more variable subaccounts. The benefits of dollar-cost averaging also may be obtained by setting up regular automatic SIP payments. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market value(s) of the underlying mutual fund(s). Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. For specific features contact your agent.


                                 How dollar-cost averaging works

                      Month      Amount      Accumulation       Number of units
                                invested      unit value           purchased
By investing an       Jan         $100            $20                 5.00
equal number of
dollars each          Feb         100             18                  5.56
month...

                      Mar         100             17                  5.88

you automatically     Apr         100             15                  6.67
buy more units
when the per unit     May         100             16                  6.25
market price is
low...
                      Jun         100             18                  5.56

                      Jul         100             17                  5.88

                      Aug         100             19                  5.26

and fewer units       Sep         100             21                  4.76
when the per unit
market price is high  Oct         100             20                  5.00

You have paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any variable subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

* Some restrictions may apply.


Transferring money between subaccounts
You may transfer money from any one subaccount, or the fixed account, to another before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer request at the next close of business after we receive it. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.


We may suspend or modify transfer privileges at any time. The right to transfer contract values between the subaccounts is subject to modification if we determine, in our sole discretion, that the exercise of that right by one or more contract owners is, or would be, to the disadvantage of other contract owners. Any modification could be applied to transfers to or from some or all of the subaccounts. These modifications could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one contract owner or limiting the dollar amount that may be transferred between the subaccounts and the fixed account by a contract owner at any one time. We may apply these modifications or restrictions in any manner reasonably designed to prevent any use of the transfer right we consider to be to the disadvantage of other contract owners. (For information on transfers after annuity payouts begin, see "Transfer policies.")

Transfer policies
o You may transfer contract values between the variable subaccounts or from the subaccount(s) to the fixed account at any time. However, if you have made a transfer from the fixed account to the subaccount(s), you may not make a transfer from any subaccount back to the fixed account for six months following that transfer.


o You may transfer contract values from the fixed account to the variable subaccount(s) on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up for certain transfer periods subject to certain minimums).


o If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the fixed account to the variable subaccount(s) will be effective on the day we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, no transfers may be made to or from the fixed account, but transfers may be made once per contract year among the variable subaccounts.

Two ways to request a transfer or a withdrawal
1        By letter

Send your name, contract number, Social Security number or taxpayer identification number and signed request for a transfer or withdrawal to:

Regular mail:
American Enterprise Life Insurance Company
80 South Eighth Street
P.O. Box 534
Minneapolis, MN 55440-0534

Express mail:
American Enterprise Life Insurance Company
Attention: Unit 829
733 Marquette Avenue
Minneapolis, MN 55402

Minimum amount
Transfers or withdrawals:           $500 or entire variable subaccount or
                                    fixed account balance

Maximum amount
Transfers or withdrawals:           Contract value

2        By automated transfers and automated partial withdrawals

Your agent can help you set up automated transfers among your subaccount(s) or fixed account or partial withdrawals from the accounts.

You can start or stop this service by written request or other method acceptable to American Enterprise Life. You must allow 30 days for American Enterprise Life to change any instructions that are currently in place.

o Automated transfers may not exceed an amount that, if continued, would deplete the fixed account or subaccount(s) from which you are transferring within 12 months.

o Automated transfers and automated partial withdrawals are subject to all of the contract provisions and terms, including transfer of contract values between accounts. Automated withdrawals may be restricted by applicable law under some contracts.

o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

Minimum amount
Automated transfers or withdrawals:           $100 monthly/$250 quarterly,
                                              semiannually or annually

Maximum amount
Automated transfers or withdrawals:           Contract value (except for
                                              automated transfers from the
                                              fixed account)

Withdrawals from your contract


As owner, you may withdraw all or part of your contract at any time before annuity payouts begin by sending a written request to American Enterprise Life. For total withdrawals we will compute the value of your contract at the next close of business after we receive your request. We may ask you to return the contract. You may have to pay withdrawal charges (see "Withdrawal charge") and IRS taxes and penalties (see "Taxes"). No withdrawals may be made after annuity payouts begin.


Withdrawal policies
If you have a balance in more than one account and request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each correlates to your total contract value, unless you request otherwise.

Receiving payment when you request a withdrawal
By regular or express mail:

o        Payable to owner.

o Normally mailed to address of record within seven days after receiving your request. However, we may postpone the payment if:

         -the withdrawal amount includes a purchase payment check that has not cleared;
         -the NYSE is closed, except for normal holiday and weekend closings; -trading on the NYSE is restricted, according to SEC rules;

         -an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -the SEC permits us to delay payment for the protection of security holders.

NOTE: You will be charged a fee if you request express mail delivery.

Changing ownership

You may change ownership of your nonqualified annuity at any time by filing a change of ownership on a form approved by us and sent to our Minneapolis administrative offices. The change will become binding upon us when we receive and record it. We will honor any change of ownership request believed to be authentic and will use reasonable procedures to confirm authenticity. If these procedures are followed, we take no responsibility for the validity of the change.

If you have a nonqualified annuity, you may lose your tax advantages by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose to any person except American Enterprise Life. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of a contract may be transferred to the annuitant.

Benefits in case of death


Your annuity includes one of the two death benefits decribed below. Please see your contract, together with all endorsements, for details of the benefit that applies.


If you or the annuitant die before annuitization while this contract is in force, and both you and the annuitant are age 80 or younger on the date of death, we will pay the beneficiary the greatest of:

 1.  the contract value; or
 2. the total purchase payments paid less any "adjusted partial withdrawals"; or
 3. the highest contract value on any prior contract anniversary, plus any purchase payments paid and less any "adjusted partial withdrawals" since that contract anniversary.

The "adjusted partial withdrawal" is calculated for each partial withdrawal as the product of (a) times (b) where:

         (a) is the ratio of the amount of the partial withdrawal to the contract value immediately before the partial withdrawal; and

         (b) is the death benefit immediately before the partial withdrawal.

If either you or the annuitant is age 81 or older on the date of death, we will pay the beneficiary the contract value.


Example:
  o   The contract is purchased with a payment of $20,000 on January 1, 1999.
  o On January 1, 2000 (the first contract anniversary) the contract value has grown to $24,000.
  o On March 1, 2000 the contract value has fallen to $22,000, at which point the owner takes a $1,500 partial withdrawal, leaving a contract value of $20,500.

The death benefit on March 1, 2000 is calculated as follows:


The highest contract value on any prior contract anniversary:                $24,000.00

plus any purchase payments paid since that anniversary:                   +        0.00

less any "adjusted partial withdrawal" taken since that anniversary,
calculated as:                      1,500      x   24,000     =           -    1,636.36
                                    -----                                 -------------
                                   22,000

for a death benefit of:                                                      $22,363.64

OR

If you or the annuitant die before annuitization while this contract is in force, and both you and the annuitant were 75 or younger on the date the annuity was issued and all withdrawals you have made from this contract have been without withdrawal charges, we will pay the beneficiary the greatest of:

 1.  the contract value; or
 2.  the total purchase payments paid less any amounts withdrawn; or
 3. on or after the fifth contract anniversary, the death benefit as of the most recent fifth contract anniversary adjusted by adding any purchase payments made since that most recent fifth contract anniversary and by subtracting any amounts withdrawn since that most recent fifth contract anniversary.

For annuities where both you and the annuitant were 75 or younger on the date the annuity was issued and you have made withdrawals subject to withdrawal charges, we will pay the beneficiary the contract value.

For annuities where either you or the annuitant were 76 or older on the date the annuity was issued, we will pay the beneficiary the contract value.

Example:
  o   The owner purchases an annuity contract for $20,000 on January 1, 1999.
  o   On January 1, 2004 the contract value has grown to $33,000.
  o On June 1, 2004 the owner takes a $1,500 partial withdrawal, leaving a contract value of $31,500.
  o   On July 15, 2004 the owner makes an additional payment of $1,000.
  o   On March 1, 2005 the contract value has fallen to $31,000.

The death benefit on March 1, 2005 is calculated as follows:

The closest fifth anniversary contract value:                    $33,000.00

plus any purchase payments paid since that anniversary:       +    1,000.00

less any partial withdrawals taken since that anniversary:    -    1,500.00
                                                               ------------

for a death benefit of:                                          $32,500.00

If your spouse is sole beneficiary under a nonqualified annuity and you die before the retirement date, your spouse may keep the annuity as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

Under a qualified annuity, if the annuitant dies before annuity payouts begin, and the spouse is the only beneficiary, the spouse may keep the annuity as owner until the date on which the spouse reaches age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

Payments: We will pay the beneficiary in a single sum unless you have given us other written instructions, or the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o payouts begin no later than one year after death, or other date as permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will determine the contract's value at the next close of business after our death claim requirements are fulfilled. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. (See "Taxes.")

The annuity payout period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we will mutually agree on other payout arrangements. The amount available for payouts under the plan you select is the contract value on your retirement date. No withdrawal charges are deducted under the payout plans listed below.

You also decide whether annuity payouts are to be made on a fixed or variable basis, or a combination of fixed and variable. Amounts of fixed and variable payouts depend on:
o        the annuity payout plan you select;
o        the annuitant's age and, in most cases, sex;
o        the annuity table in the contract; and
o        the amounts you allocated to the account(s) at settlement.


In addition, for variable payouts only, amounts depend on the investment performance of the subaccount(s) you select. These payouts will vary from month to month because the performance of the underlying mutual funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)


For information with respect to transfers between accounts after annuity payouts begin, see "Transfer policies."

Annuity payout plans
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are to be used to purchase the payout plan:

o Plan A - Life annuity - no refund: Monthly payouts are made until the annuitant's death. Payouts end with the last payout before the annuitant's death; no further payouts will be made. This means that if the annuitant dies after only one monthly payout has been made, no more payouts will be made.

o Plan B - Life annuity with five, 10 or 15 years certain: Monthly payouts are made for a guaranteed payout period of five, 10 or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period has expired. The guaranteed payout period is calculated from the retirement date. If the annuitant outlives the elected guaranteed payout period, payouts will continue until the annuitant's death.

o Plan C - Life annuity - installment refund: Monthly payouts are made until the annuitant's death, with our guarantee that payouts will continue for some period of time.

Payouts will be made for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D - Joint and last survivor life annuity - no refund: Monthly payouts are made while both the annuitant and a joint annuitant are living. If either annuitant dies, monthly payouts continue at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E - Payouts for a specified period (available as a fixed payout only):
Monthly payouts are made for a specific payout period of 10 to 30 years that you elect. Payouts will be made only for the number of years specified whether the annuitant is living or not. Depending on the time period selected, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

Restrictions for some qualified plans: If you purchased a qualified annuity, you must select a payout plan that provides for payouts:

o        over the life of the annuitant;
o        over the joint lives of the annuitant and a designated beneficiary;
o        for a period not exceeding the life expectancy of the annuitant; or
o for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.


Death after annuity payouts begin
If you or the annuitant die after annuity payouts begin, any amount payable to the beneficiary will be provided in the annuity payout plan in effect.


Taxes

Generally, under current law, any increase in your contract value is taxable to you only when you receive a payout or withdrawal. (However, see detailed discussion below.) Any portion of the annuity payouts and any withdrawals you request that represent ordinary income are normally taxable. You will receive a 1099 tax information form for any year in which a taxable distribution was made according to our records. Roth IRAs may grow tax free if you meet certain distribution requirements.


Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts received after your investment in the annuity is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company to the same owner during a calendar year are to be taxed as a single, unified contract when distributions are taken from any one of such contracts.


Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally will be includable as ordinary income and subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.


Withdrawals: If you withdraw part or all of your contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals made prior to age 59 1/2. For qualified annuities, other penalties may apply if you make withdrawals from your annuity before your plan specifies that you can receive payouts.


Death benefits to beneficiaries: The death benefit under an annuity (except a Roth IRA) is not tax exempt. Any amount received by the beneficiary that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year(s) he or she receives the payments. The death benefit under a Roth IRA generally is not taxable as ordinary income to the beneficiary.


Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

Penalties: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

o        because of your death;
o        because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you make withdrawals from your annuity before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value from an annuity, withholding may be imposed against the taxable income portion of the payment. Any withholding that is done represents a prepayment of your tax due for the year. You take credit for such amounts on your annual tax return.

If the payment is part of an annuity payout plan, the amount of withholding generally is computed using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security number or taxpayer identification number, you may elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) withholding is computed using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security number or taxpayer identification number, you may elect not to have this withholding occur.


Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, any payment from which federal withholding is deducted also may have state withholding deducted. The withholding requirements may differ if payment is being made to a non-U.S. citizen or if the payment is being delivered outside the United States.


Transfer of ownership of a nonqualified annuity: If you make such a transfer without receiving adequate consideration, the transfer is considered a gift, and also may be considered a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the amount of deferred earnings at the time of the transfer will be taxed to the original owner, who also may be subject to a 10% IRS penalty as discussed earlier. In this case, the new owner's investment in the annuity will be the value of the annuity at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal.

Important: Our discussion of federal tax laws is based upon our understanding of these laws as they are currently interpreted. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification
Each contract is intended to qualify as an annuity for federal income tax purposes. To that end, the provisions of the contracts are to be interpreted to ensure or maintain such tax qualification, notwithstanding any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contracts to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendments.

Voting rights


As a contract owner with investments in the variable subaccount(s), you may vote on important mutual fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.


Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each variable subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:


o        the reserve held in each subaccount for your contract
o divided by the net asset value of one share of the applicable underlying mutual fund.


As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each account. Notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled will be sent. We will vote shares for which we have not received instructions in the same proportion as the votes for which we have received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we have received instructions.

Substitution of investments


If shares of any mutual fund should not be available for purchase by the appropriate variable subaccount or if, in the judgment of American Enterprise Life's Management, further investment in such shares is no longer appropriate, another registered open-end management investment company may be substituted for mutual fund shares held in the subaccount(s) when American Enterprise Life believes it would be in the best interest of persons having voting rights under the contract. American Enterprise Life also reserves the right to change the mutual funds in which the subaccounts invest and to create new subaccounts that invest in additional funds.


In the event of any such substitution or change, American Enterprise Life, without the consent or approval of the owners, may amend the contract and take whatever action is necessary and appropriate. However, no such substitution or change will be made without the necessary approval of the SEC and state insurance departments. American Enterprise Life will notify owners of any substitution or change.

Distribution of the contracts


The contracts will be distributed by banks and financial institutions either directly or through a network of third-party marketers. American Express Financial Advisors Inc., the principal underwriter for the variable account, will pay commissions for the distribution of the contracts to the broker-dealers of the banks or financial institutions or the broker-dealers of the third-party marketers who have entered into distribution agreements with American Express Financial Advisors Inc. These commissions will not be more than 7.5% of purchase payments received on the contracts.


From time to time, American Enterprise Life will pay or permit other promotional incentives, in cash or credit or other compensation.

About American Enterprise Life

The annuities are issued by American Enterprise Life. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. AEFC is a wholly-owned subsidiary of American Express Company. American Express Company is a financial services company principally engaged through subsidiaries (in addition to AEFC) in travel related services, investment services and international banking services.

American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 80 South Eighth Street, Minneapolis, MN 55402. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life is licensed in the state of Indiana and it conducts a conventional life insurance business.

American Express Financial Advisors Inc. is the principal underwriter for the variable account. Its home office is IDS Tower 10, Minneapolis, MN 55440-0010. American Express Financial Advisors is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. American Express Financial Advisors is a wholly-owned subsidiary of AEFC.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

Other subsidiaries provide investment management and related services for pension, profit-sharing, employee savings and endowment funds of businesses and institutions.


Year 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the variable account. The variable account has no computer systems of its own but is dependent upon the systems maintained by AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on the variable account's operations currently is being evaluated. The potential materiality of any such impact is not known at this time.


Regular and special reports

Services
To help you track and evaluate the performance of your annuity, American Enterprise Life provides:

Quarterly statements showing the value of your investment.

Annual reports containing required information on the annuity and its underlying investments.

Table of contents of the Statement of Additional Information

Performance Information................................................
Calculating Annuity Payouts............................................
Rating Agencies........................................................
Principal Underwriter..................................................

Independent Auditors...................................................
Saving for Retirement..................................................
Prospectus.............................................................
Financial Statements -
         American Enterprise Variable Annuity Account
         American Enterprise Life Insurance Company

-------------------------------------------------------------------------------
Please check the appropriate box to receive a copy of the Statement of Additional Information for:

        AEL Personal PortfolioSM/AEL Personal Portfolio Plus

        AIM Variable Insurance Funds, Inc.

        GT Global Variable Investment Funds

        IDS Life Retirement Annuity Mutual Funds


        Janus Aspen Series Portfolios


        OCC Accumulation Trust Portfolios

        Oppenheimer Variable Account Funds

        Putnam Variable Trust

Mail your request to:

American Enterprise Life Insurance Company
80 South Eighth Street
P.O. Box 534
Minneapolis, MN 55440-0534
800-333-3437

American Enterprise Life will mail your request to:

Your name

Address

City                                         State                    Zip

                                   STATEMENT OF ADDITIONAL INFORMATION

                                                   for

                           AEL PERSONAL PORTFOLIOSM/AEL Personal Portfolio Plus

                               AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                               May 1, 1998



American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).


This Statement of Additional Information (SAI), dated May 1, 1998, is not a prospectus. It should be read together with the prospectus dated May 1, 1998, which may be obtained from your agent, or by writing or calling American Enterprise Life at the address or telephone number below.



American Enterprise Life Insurance Company
80 South Eighth Street
P.O. Box 534
Minneapolis, MN  55440-0534
800-333-3437

AEL Personal PortfolioSM/AEL Personal Portfolio Plus



                                            TABLE OF CONTENTS

Performance Information.....................................................3

Calculating Annuity Payouts.................................................7


Rating Agencies.............................................................9


Principal Underwriter.......................................................9

Independent Auditors........................................................9


Saving for Retirement......................................................10

Prospectus.................................................................10


Financial Statements -
         American Enterprise Variable Annuity Account
         American Enterprise Life Insurance Company

PERFORMANCE INFORMATION


We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the annuity had existed at that time.


Calculation of Yield for the Subaccount investing in IDS Life Moneyshare Fund

Simple yield for the subaccount investing in the IDS Life Moneyshare Fund will be based on the: (a) change in the value of a hypothetical investment (exclusive of capital changes) at the beginning of a seven-day period for which yield is to be quoted; (b) subtracting a pro rata share of subaccount expenses accrued over the seven-day period; (c) dividing the difference by the value of the subaccount at the beginning of the period to obtain the base period return; and (d) annualizing the results (i.e., multiplying the base period return by 365/7).

The value of the hypothetical subaccount includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The variable subaccount's yield does not include any realized or unrealized gains or losses, nor does it include the effect of any applicable surrender charge.

Calculation of compound yield begins with the same base period return used in the calculation of yield, which is then annualized to reflect compounding according to the following formula:


Compound Yield = [(Base Period Return + 1) x (365/7)] - 1

               Annualized Yields based on Seven-Day Period ended Dec. 31, 1997

Subaccount investing in:         Simple Yield                   Compound Yield
IDS Life Moneyshare Fund             3.71%                           3.78%

Calculation of Yield for the subaccounts investing in income funds

For the subaccounts investing in income funds quotations of yield will be based on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and will be computed by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:


                                     YIELD = 2[(a-b + 1)6  - 1]
                                                 cd
where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
                  d = the maximum offering price per accumulation unit on the last day of the period

Yield on the subaccount is earned from the increase in the net asset value of shares of the fund in which the subaccount invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


            Annualized Yield based on 30-Day Period ended Dec. 31, 1997

Subaccount investing in:                                           Yield
IDS Life Special Income Fund                                       6.83%


Calculation of Average Annual Total Return

Quotations of average annual total return for a subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in either annuity over a period of one, five and 10 years (or, if less, up to the life of the account), calculated according to the following formula:

                                              P(1+T)n = ERV

where:            P   =    a hypothetical initial payment of $1,000
                  T   =    average annual total return
                  n   =    number of years
                EVR   =   Ending Redeemable Value of a hypothetical $1,000
                           payment made at the beginning of the one-, five-, or 10-year (or other) period at the end of the one-, five-, or 10-year (or other) period (or fractional portion thereof)

            Average Annual Total Return For Period Ended Dec. 31, 1997

Average Annual Total Return with Withdrawal

                                Performance Since
                                               Commencement of the                       Performance Since
                                                   Subaccount                        Commencement of the Fund
                                                       Since                                             Since
                                                       Commencement                                      Commencement
Subaccount investing in:                   1 Year      (Subaccount)     1 Year     5 Year     10 Year    (Fund)
-----------------------
AIM V.I.
  Growth and Income Fund (10/97;5/94)*          --         -3.48%         16.82%        --        --        19.68%
  International Equity Fund (10/97;5/93)        --         -4.73%         -1.37%        --        --        10.47%
  Value Fund (10/97;5/93)                       --         -3.82%         14.87%        --        --        17.45%

GT GLOBAL
  Variable Latin America Fund (2/95;2/93)      5.76%       10.14%          5.76%        --        --         9.13%
  Variable New Pacific Fund (2/95;2/93)      -45.46%       -9.83%        -45.46%        --        --        -5.39%

IDS LIFE
  Aggressive Growth Fund (2/95;1/92)           3.90%       18.95%          3.90%      10.66%      --        10.42%
  Capital Resource Fund (2/95;10/81)          15.24%       16.71%         15.24%      10.17%     12.92%       --
  Growth Dimensions Fund (10/97;4/96)           --         -2.54%         15.46%        --        --        17.20%
  International Equity Fund (2/95;1/92)       -5.27%        7.94%         -5.27%       8.19%      --         6.49%
  Managed Fund (2/95;4/86)                    10.67%       18.12%         10.67%      10.95%     11.91%       --
  Moneyshare Fund (2/95;10/81)                -3.02%        1.96%         -3.02%       2.20%      3.65%       --
  Special Income Fund (2/95;10/81)             0.34%        9.63%          0.34%       7.40%      7.96%       --

JANUS ASPEN SERIES
  Balanced Portfolio (10/97;9/93)               --         -4.55%         13.28%        --         --       13.07%
  Worldwide Growth Portfolio (10/97;9/93)       --         -4.13%         13.33%        --         --       20.05%

OCC ACCUMULATION TRUST
  Equity Portfolio (10/97;8/88)                 --          0.46%         17.74%      17.27%      --        16.22%
  Managed Portfolio (2/95;8/88)               13.42%       26.59%         13.42%      17.60%      --        18.61%
  Small Cap Portfolio (10/97;8/88)              --         -5.51%         13.42%      12.40%      --        14.05%
  U.S. Government Income Portfolio            -1.29%        4.12%         -1.29%        --        --         4.16%
(2/95;1/95)

OPPENHEIMER VARIABLE ACCOUNT
  Growth Fund (10/97;4/85)                      --         -5.02%         17.80%      16.47%     14.53%       --
  High Income Fund (10/97;4/86)                 --         -5.18%          3.56%      11.62%     12.36%       --

PUTNAM VT
  Diversified Income Fund (2/95;9/93)         -0.99%        8.90%         -0.99%        --        --         5.32%
  Growth and Income Fund (2/95;2/88)          15.25%       25.80%         15.25%      16.73%      --        14.30%
  High Yield Fund (2/95;2/88)                  5.58%       12.89%          5.58%      10.45%      --         9.82%
  New Opportunities Fund (2/95;5/94)          14.40%       24.74%         14.40%        --        --        21.14%

* (Commencement date of the subaccount; Commencement date of the fund)

Average Annual Total Return without Withdrawal

                                Performance Since
                                               Commencement of the                       Performance Since
                                                   Subaccount                        Commencement of the Fund
                                                       Since                                             Since
                                                       Commencement                                      Commencement
Subaccount investing in:                   1 Year      (Subaccount)     1 Year     5 Year     10 Year    (Fund)
-----------------------
AIM V.I.
  Growth and Income Fund (10/97;5/94)*          --          3.20%         23.82%        --        --        20.37%
  International Equity Fund (10/97;5/93)        --          1.85%          5.30%        --        --        10.92%
  Value Fund (10/97;5/93)                       --          2.83%         21.87%        --        --        17.81%

GT GLOBAL
  Variable Latin America Fund (2/95;2/93)     12.76%       11.76%         12.76%        --        --         9.57%
  Variable New Pacific Fund (2/95;2/93)      -42.11%       -8.36%        -42.11%        --        --        -4.90%

IDS LIFE
  Aggressive Growth Fund (2/95;1/92)          10.90%       20.39%         10.90%      11.06%      --        10.63%
  Capital Resource Fund (2/95;10/81)          22.24%       18.18%         22.24%      10.58%     12.92%       --
  Growth Dimensions Fund (10/97;4/96)           --          4.20%         22.46%        --        --        20.62%
  International Equity Fund (2/95;1/92)        1.11%        9.61%          1.11%       8.63%      --         6.74%
  Managed Fund (2/95;4/86)                    17.67%       19.57%         17.67%      11.34%     11.91%       --
  Moneyshare Fund (2/95;10/81)                 3.52%        3.78%          3.52%       2.75%      3.65%       --
  Special Income Fund (2/95;10/81)             7.14%       11.26%          7.14%       7.85%      7.96%       --

JANUS ASPEN SERIES
  Balanced Portfolio (10/97;9/93)               --          2.05%         20.28%        --        --        13.54%
  Worldwide Growth Portfolio (10/97;9/93)       --          2.49%         20.33%        --        --        20.43%

OCC ACCUMULATION TRUST
  Equity Portfolio (10/97;8/88)                 --          7.43%         24.74%      17.59%      --        16.22%
  Managed Portfolio (2/95;8/88)               20.42%       27.88%         20.42%      17.91%      --        18.61%
  Small Cap Portfolio (10/97;8/88)              --          1.01%         20.42%      12.77%      --        14.05%
  U.S. Government Income Portfolio             5.39%        5.89%          5.39%        --        --         5.72%
(2/95;1/95)

OPPENHEIMER VARIABLE ACCOUNT
  Growth Fund (10/97;4/85)                      --          1.53%         24.80%      16.79%     14.53%       --
  High Income Fund (10/97;4/86)                 --          1.37%         10.56%      12.01%     12.36%       --

PUTNAM VT
  Diversified Income Fund (2/95;9/93)          5.71%       10.54%          5.71%        --        --         5.91%
  Growth and Income Fund (2/95;2/88)          22.25%       27.11%         22.25%      17.05%      --        14.30%
  High Yield Fund (2/95;2/88)                 12.58%       14.45%         12.58%      10.85%      --         9.82%
  New Opportunities Fund (2/95;5/94)          21.40%       26.07%         21.40%        --        --        21.81%

*(Commencement date of the subaccount; Commencement date of the fund)


Aggregate Total Return

Aggregate total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value) and is computed by the following formula:

                                               ERV - P
                                                  P
where:        P = a hypothetical initial payment of $1,000
            ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one-, five-, or 10- year (or other) period at the end of the one-, five-, or 10- year (or other) period (or fractional portion thereof)

The Securities and Exchange Commission (SEC) requires that an assumption be made that the contract owner withdraws the entire contract at the end of the one-, five- and 10- year periods (or, if less, up to the life of the subaccount) for which performance is required to be calculated. In addition, performance figures may be shown without the deduction of a withdrawal charge.

Total return figures reflect the deduction of all applicable charges including the contract administrative charge, the variable account administrative charge, and mortality and expense risk fee.


Performance of the subaccount may be quoted or compared to rankings, yields, or returns or used in variable annuity accumulation or settlement illustrations as published or prepared by independent rating or statistical services or publishers or publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News & World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.


CALCULATING ANNUITY PAYOUTS

The Variable Account

The following calculations are done separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your annuity as of the valuation date seven days before the retirement date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable. The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: The value of your subaccount is then converted to annuity units. To compute the number credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date on (or next day preceding) the seventh calendar day before the retirement date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying mutual fund.


Subsequent Payouts: To compute later payouts, we multiply:

o the annuity unit value on the valuation date on or immediately preceding the seventh calendar day before the payout is due; by
o        the fixed number of annuity units credited to you.

Annuity Table: The table shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

Annuity Unit Values: This value was originally set at $1 for each subaccount. To calculate later value we multiply the last annuity value by the product of:

o        the net investment factor; and
o the neutralizing factor. The purpose of the neutralizing factor is to offset the effect of the assumed investment rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.


Net Investment Factor:
This value is determined by:

o adding the underlying mutual fund's current net asset value per share plus per-share amount of any current dividend or capital gain distribution; then
o        dividing that sum by the previous net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the underlying mutual fund may fluctuate, the net investment factor may be greater or less than one, and the accumulation unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The Fixed Account

Your fixed annuity payout amounts are guaranteed. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select; and
o the annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to American Enterprise Life by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable subaccounts of the annuities. This information relates only to the fixed account and reflects American Enterprise Life's ability to make annuity payouts and to pay death benefits and other distributions from the annuities.

            Rating agency                         Rating

              A.M. Best                             A+
                                                (Superior)

            Duff & Phelps                           AAA

               Moody's                              Aa2

PRINCIPAL UNDERWRITER


The principal underwriter for the variable accounts is American Express Financial Advisors Inc. which offers the variable contracts on a continuous basis.

INDEPENDENT AUDITORS

The financial statements of American Enterprise Variable Annuity Account including the statements of net assets as of December 31, 1997 and the related statements of operations for the year then ended, and the statements of changes in net assets for the years ended December 31, 1997 and December 31, 1996 and the financial statements of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 1997 and 1996, and for each of the three years in the period ended December 31, 1997 appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as stated in their reports appearing herein.


SAVING FOR RETIREMENT

You may have to save more for retirement because the average person lives 17 years in retirement. Social security and pensions will not cover your expenses in retirement. Sixty cents of every retirement dollar must come from your personal savings.

Sources:    Social Security Administration, U.S. Department of Health and
               Human Services.

PROSPECTUS


The prospectus, dated May 1, 1998, is hereby incorporated in this SAI by reference.

American Enterprise Variable Annuity Account

Annual Financial Information

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account (comprised of subaccounts ECR, ESI, EMS, EMG, EIE, EAG, EMD, EUS, EPA, ELA, ENO, EGI, EHY, EDI, EGD, ESC, EEQ, EGR, EHI, EIN, EVA, EGN, EWG and ESB) as of December 31, 1997, and the related statements of operations for the year then ended, except for subaccounts EGO, ESC, EEQ, EGR, EHI, EIN, EVA, EGN, EWG and ESB which are for the period October 30, 1997 (commencement of operations) to December 31, 1997 and the statements of changes in net assets for each of the two years in the year then ended, except for subaccounts EGO, ESC, EEQ, EGR, EHI, EIN, EVA, EGN, EWG and ESB which are for the period October 30, 1997 (commencement of operations) to December 31, 1997. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account at December 31, 1997, and the individual and combined results of their operations and the changes in their net assets for the periods described above, in conformity with generally accepted accounting principles.


ERNST & YOUNG LLP
Minneapolis, Minnesota
March 13, 1998

American Enterprise Variable Annuity Account

--------------------------------------------------------------------------------------------------------------------
Statements of Net Assets                                                                             Dec. 31, 1997

Assets                                                           Segregated Asset Subaccount
                                           -------------------------------------------------------------------------
                                                ECR           ESI            EMS           EMG            EIE
--------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:(identified cost, $5,428,208,
$3,387,074, $259,264, $4,499,557 and
$1,835,588, respectively)                    $ 5,948,360    $ 3,374,186     $ 259,264   $ 4,718,524     $ 1,808,618
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Dividends receivable                                   -         20,265         1,249             -               -
Accounts receivable from American Enterprise Life
for contract purchase payments                    23,164          4,750             -        16,619             803
--------------------------------------------------------------------------------------------------------------------
Total assets                                   5,971,524      3,399,201       260,513     4,735,143       1,809,421
--------------------------------------------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------------------------------------------
Payable to American Enterprise Life for:
Mortality and expense risk fee                     6,603          3,705           298         5,175           1,974
Issue and administrative fee                         792            444            36           621             237
Payable to mutual funds for investments
purchased                                         23,164         20,866           914        16,619             813
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                 30,559         25,015         1,248        22,415           3,024
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                          $ 5,940,965    $ 3,374,186     $ 259,265   $ 4,712,728     $ 1,806,397
--------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                 3,812,754      2,543,718       231,256     2,944,208       1,413,420
--------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit             $ 1.56         $ 1.33        $ 1.12        $ 1.60          $ 1.28
--------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.



American Enterprise Variable Annuity Account

--------------------------------------------------------------------------------------------------------------------
Statements of Net Assets - continued                                                                Dec. 31, 1997

                                                                 Segregated Asset Subaccount
                                           -------------------------------------------------------------------------
                                                EAG           EMD            EUS           EPA            ELA
--------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:(identified cost, $3,921,718,
$6,612,376, $2,609,097, $1,154,625 and
$1,158,175, respectively)                    $ 3,974,790    $ 7,900,201   $ 2,637,088     $ 783,562     $ 1,349,108
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Dividends receivable                                   -              -             -             -               -
Accounts receivable from American Enterprise Life
for contract purchase payments                    24,010              -             3             -               -
--------------------------------------------------------------------------------------------------------------------
Total assets                                   3,998,800      7,900,201     2,637,091       783,562       1,349,108
--------------------------------------------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------------------------------------------
Payable to American Enterprise Life for:
Mortality and expense risk fee                     4,380          8,797         2,914           873           1,508
Issue and administrative fee                         525          1,056           350           105             181
Payable to mutual funds for investments
purchased                                         24,026              -             3             -               -
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                 28,931          9,853         3,267           978           1,689
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                          $ 3,969,869    $ 7,890,348   $ 2,633,824     $ 782,584     $ 1,347,419
--------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                 2,434,211      4,133,891     2,252,972       979,513       1,004,189
--------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit             $ 1.63         $ 1.91        $ 1.17        $ 0.80          $ 1.34
--------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.



American Enterprise Variable Annuity Account

--------------------------------------------------------------------------------------------------------------------
Statements of Net Assets - continued                                                                Dec. 31, 1997

                                                                        Segregated Asset Subaccount
                                           -------------------------------------------------------------------------
Assets                                          ENO           EGI            EHY           EDI            EGD
--------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:(identified cost, $6,904,520,
$10,204,893, $3,079,122, $3,951,105 and
$70,723, respectively)                       $ 8,409,024   $ 12,128,319   $ 3,321,608   $ 4,113,049        $ 72,101
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Dividends receivable                                   -              -             -             -               -
Accounts receivable from American Enterprise Life
for contract purchase payments                         -              -             -             -             358
--------------------------------------------------------------------------------------------------------------------
Total assets                                   8,409,024     12,128,319     3,321,608     4,113,049          72,459
--------------------------------------------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------------------------------------------
Payable to American Enterprise Life for:
Mortality and expense risk fee                     9,296         13,327         3,670         4,527              47
Issue and administrative fee                       1,116          1,599           440           543               6
Payable to mutual funds for investments
purchased                                              -              -             -             -             358
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                 10,412         14,926         4,110         5,070             411
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                         $ 8,398,612   $ 12,113,393   $ 3,317,498   $ 4,107,979        $ 72,048
--------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                 4,575,051      6,452,046     2,321,011     3,150,958          68,572
--------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit             $ 1.84         $ 1.88        $ 1.43        $ 1.30          $ 1.05
--------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.



American Enterprise Variable Annuity Account

--------------------------------------------------------------------------------------------------------------------
Statements of Net Assets - continued                                                                  Dec. 31,1997

                                                                        Segregated Asset Subaccount
                                           -------------------------------------------------------------------------
Assets                                          ESC           EEQ            EGR           EHI            EIN
--------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds, at market value:(identified cost, $86,338
$65,479, $67,321, $78,673 and $58,904,
respectively)                                   $ 87,741       $ 67,253      $ 67,843      $ 78,069        $ 58,594
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Dividends receivable                                   -              -             -             -               -
Accounts receivable from American Enterprise Life
for contract purchase payments                         -              -             -             -               -
--------------------------------------------------------------------------------------------------------------------
Total assets                                      87,741         67,253        67,843        78,069          58,594
--------------------------------------------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------------------------------------------
Payable to American Enterprise Life for:
Mortality and expense risk fee                        64             50            50            59              43
Issue and administrative fee                           8              6             6             7               5
Payable to mutual funds for investments
purchased                                              -              -             -             -               -
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                     72             56            56            66              48
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                             $ 87,669       $ 67,197      $ 67,787      $ 78,003        $ 58,546
--------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                    86,771         62,532        66,744        76,928          57,468
--------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit             $ 1.01         $ 1.07        $ 1.02        $ 1.01          $ 1.02
--------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.



American Enterprise Variable Annuity Account

--------------------------------------------------------------------------------------------------------------------
Statements of Net Assets - continued                                                                 Dec. 31, 1997

                                                         Segregated Asset Subaccount
                                           ---------------------------------------------------------       Combined
Assets                                          EVA           EGN            EWG           ESB             Variable
                                                                                                            Account
--------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:(identified cost, $68,804,
$70,635, $62,556 and $70,424, respectively)     $ 67,813       $ 71,349      $ 63,446      $ 70,839    $ 61,430,749
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Dividends receivable                                   -              -             -             -          21,514
Accounts receivable from American Enterprise Life
for contract purchase payments                         -              -             -             -          69,707
--------------------------------------------------------------------------------------------------------------------
Total assets                                      67,813         71,349        63,446        70,839      61,521,970
--------------------------------------------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
Mortality and expense risk fee                        50             53            46            53          67,562
Issue and administrative fee                           6              6             5             6           8,106
Payable to mutual funds for investments
purchased                                              -              -             -             -          86,763
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                     56             59            51            59         162,431
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
accumulation period                             $ 67,757       $ 71,290      $ 63,395      $ 70,780    $ 61,359,539
--------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                    65,875         69,062        61,836        69,342
----------------------------------------------------------------------------------------------------
Net asset value per accumulation unit             $ 1.03         $ 1.03        $ 1.03        $ 1.02
----------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.



American Enterprise Variable Annuity Account

--------------------------------------------------------------------------------------------------------------------
Statements of Operations                                                                  Year ended Dec. 31, 1997

                                                                 Segregated Asset Subaccount
                                           -------------------------------------------------------------------------
                                                ECR           ESI            EMS           EMG            EIE
Investment income
--------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds              $ 153,199      $ 240,646      $ 14,597     $ 422,131        $ 51,846
--------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk fee                    56,486         30,448         3,632        41,336          15,037
Administrative charge                              6,805          3,668           438         4,984           1,811
--------------------------------------------------------------------------------------------------------------------
Total expenses                                    63,291         34,116         4,070        46,320          16,848
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                    89,908        206,530        10,527       375,811          34,998
--------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investments - net
--------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual funds:
Proceeds from sales                              158,773        112,045       540,740        89,104          95,716
Cost of investments sold                         149,918        111,089       540,740        79,682          93,841
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments            8,855            956             -         9,422           1,875
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                      780,121        (31,454)           (2)      110,879         (56,555)
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   788,976        (30,498)           (2)      120,301         (54,680)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      $ 878,884      $ 176,032      $ 10,525     $ 496,112       $ (19,682)
--------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.



American Enterprise Variable Annuity Account

--------------------------------------------------------------------------------------------------------------------
Statements of Operations - continued                                                       Year ended Dec. 31, 1997

                                                                 Segregated Asset Subaccount
                                           -------------------------------------------------------------------------
                                                EAG           EMD            EUS           EPA            ELA
Investment income
--------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds              $ 332,337      $ 194,154     $ 112,380       $ 9,300             $ -
--------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk fee                    36,264         75,498        24,979        10,585          14,813
Administrative charge                              4,361          9,082         3,005         1,274           1,782
--------------------------------------------------------------------------------------------------------------------
Total expenses                                    40,625         84,580        27,984        11,859          16,595
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                   291,712        109,574        84,396        (2,559)        (16,595)
--------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investments - net
--------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual funds:
Proceeds from sales                               84,947        904,854       136,389       116,991          72,398
Cost of investments sold                          79,228        727,329       137,102       108,626          61,646
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments            5,719        177,525          (713)        8,365          10,752
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                       52,964        813,585        34,690      (477,894)        102,825
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    58,683        991,110        33,977      (469,529)        113,577
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      $ 350,395    $ 1,100,684     $ 118,373    $ (472,088)       $ 96,982
--------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.



American Enterprise Variable Annuity Account

--------------------------------------------------------------------------------------------------------------------
Statements of Operations - continued                                                    Year ended Dec. 31, 1997

                                                                        Segregated Asset Subaccount
                                           -------------------------------------------------------------------------
                                                  ENO           EGI            EHY           EDI           EGD*
Investment income
--------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds                    $ -      $ 492,321     $ 182,008     $ 172,964            $ 30
--------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk fee                    78,568        109,993        31,628        38,975              51
Administrative charge                              9,454         13,231         3,804         4,689               6
--------------------------------------------------------------------------------------------------------------------
Total expenses                                    88,022        123,224        35,432        43,664              57
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                   (88,022)       369,097       146,576       129,300             (27)
--------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investments - net
--------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual funds:
Proceeds from sales                              171,581        121,773       383,788       243,854               -
Cost of investments sold                         159,191        103,014       377,010       242,699               -
--------------------------------------------------------------------------------------------------------------------
Net realized gain(loss) on investments            12,390         18,759         6,778         1,155               -
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                    1,339,756      1,259,777       153,236        63,866           1,378
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 1,352,146      1,278,536       160,014        65,021           1,378
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                    $ 1,264,124    $ 1,647,633     $ 306,590     $ 194,321         $ 1,351
--------------------------------------------------------------------------------------------------------------------
*For the period Oct. 30, 1997 (commencement of operations) to Dec. 31, 1997.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account

--------------------------------------------------------------------------------------------------------------------
Statements of Operations - continued                                                      Year ended Dec. 31, 1997

                                                                    Segregated Asset Subaccount
                                           -------------------------------------------------------------------------
                                                   ESC*           EEQ*          EGR*          EHI*           EIN*
Investment income
--------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds                    $ -            $ -           $ -       $ 1,098           $ 713
--------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk fee                        72             55            55            60              47
Administrative charge                                  8              6             6             7               6
--------------------------------------------------------------------------------------------------------------------
Total expenses                                        80             61            61            67              53
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                       (80)           (61)          (61)        1,031             660
--------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investments - net
--------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual funds:
Proceeds from sales                                    -              -             -             -               -
Cost of investments sold                               -              -             -             -               -
--------------------------------------------------------------------------------------------------------------------
Net realized gain(loss) on investments                 -              -             -             -               -
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                        1,403          1,774           522          (604)           (310)
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     1,403          1,774           522          (604)           (310)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        $ 1,323        $ 1,713         $ 461         $ 427           $ 350
--------------------------------------------------------------------------------------------------------------------
*For the period Oct. 30, 1997 (commencement of operations) to Dec. 31, 1997.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account

--------------------------------------------------------------------------------------------------------------------
Statements of Operations - continued                                                     Year ended Dec. 31, 1997

                                                                        Segregated Asset Subaccount
                                           ---------------------------------------------------------       Combined
                                                 EVA*           EGN*          EWG*          ESB*           Variable
Investment income                                                                                           Account
--------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds                $ 1,468           $ 57         $ 133         $ 593     $ 2,381,975
--------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk fee                        54             56            49            55         568,796
Administrative charge                                  6              7             6             7          68,453
--------------------------------------------------------------------------------------------------------------------
Total expenses                                        60             63            55            62         637,249
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                     1,408             (6)           78           531       1,744,726
--------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investments - net
--------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual funds:
Proceeds from sales                                    -              -             -             -       3,232,953
Cost of investments sold                               -              -             -             -       2,971,115
--------------------------------------------------------------------------------------------------------------------
Net realized gain(loss) on investments                 -              -             -             -         261,838
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                         (991)           714           890           415       4,150,985
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (991)           714           890           415       4,412,823
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          $ 417          $ 708         $ 968         $ 946     $ 6,157,549
--------------------------------------------------------------------------------------------------------------------
*For the period Oct. 30, 1997 (commencement of operations) to Dec. 31, 1997.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account

--------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets                                                       Year ended Dec. 31, 1997

                                                                 Segregated Asset Subaccount
                                           -------------------------------------------------------------------------
Operations                                      ECR           ESI            EMS           EMG            EIE

--------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                  $ 89,908      $ 206,530      $ 10,527     $ 375,811        $ 34,998
Net realized gain (loss) on investments            8,855            956             -         9,422           1,875
Net change in unrealized appreciation or
depreciation of investments                      780,121        (31,454)           (2)      110,879         (56,555)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        878,884        176,032        10,525       496,112         (19,682)
--------------------------------------------------------------------------------------------------------------------
Contract Transactions
--------------------------------------------------------------------------------------------------------------------
Variable annuity contract purchase payments    2,409,335      1,670,135       327,812     2,390,284         978,359
Net transfers**                                  (33,041)       (29,630)     (234,808)      (72,853)         62,561
Annuity payments                                    (138)             -             -             -            (133)
Contract terminations:
Surrender benefits and contract charges         (297,350)      (139,046)     (100,987)     (192,773)        (63,562)
Death benefits                                    (5,701)        (6,105)            -        (7,254)         (1,267)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions 2,073,105      1,495,354        (7,983)    2,117,404         975,958
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                2,988,976      1,702,800       256,723     2,099,212         850,121
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 5,940,965    $ 3,374,186     $ 259,265   $ 4,712,728     $ 1,806,397
--------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
--------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year         2,350,045      1,377,190       240,823     1,545,535         675,237
Contract purchase payments                     1,696,748      1,304,174       302,938     1,581,579         746,548
Net transfers**                                  (18,567)       (24,030)     (215,723)      (49,221)         44,803
Contract terminations:
Surrender benefits  and contract charges        (211,339)      (108,787)      (96,782)     (128,743)        (52,181)
Death benefits                                    (4,133)        (4,829)            -        (4,942)           (987)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               3,812,754      2,543,718       231,256     2,944,208       1,413,420
--------------------------------------------------------------------------------------------------------------------
**Includes transfer activity from (to) other subaccounts and transfers (from) to
American Enterprise Life for conversion from (to) fixed account.

See accompanying notes to financial statements.



American Enterprise Variable Annuity Account

--------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                                            Year ended Dec. 31, 1997

                                                                        Segregated Asset Subaccount
                                           -------------------------------------------------------------------------
Operations                                      EAG           EMD            EUS           EPA            ELA

--------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                 $ 291,712      $ 109,574      $ 84,396      $ (2,559)      $ (16,595)
Net realized gain (loss) on investments            5,719        177,525          (713)        8,365          10,752
Net change in unrealized appreciation or
depreciation of investments                       52,964        813,585        34,690      (477,894)        102,825
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        350,395      1,100,684       118,373      (472,088)         96,982
--------------------------------------------------------------------------------------------------------------------
Contract Transactions
--------------------------------------------------------------------------------------------------------------------
Variable annuity contract purchase payments    1,753,076      3,105,291     1,258,037       521,520         524,916
Net transfers* *                                 110,988        106,370        45,942        50,856          20,467
Annuity payments                                    (140)          (139)         (280)            -               -
Contract terminations:
Surrender benefits and contract charges         (182,947)      (309,146)     (161,220)      (45,870)        (81,703)
Death benefits                                    (3,235)        (7,479)       (9,210)       (1,252)         (1,371)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions 1,677,742      2,894,897     1,133,269       525,254         462,309
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                1,941,732      3,894,767     1,382,182       729,418         788,128
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 3,969,869    $ 7,890,348   $ 2,633,824     $ 782,584     $ 1,347,419
--------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
--------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year         1,323,955      2,462,112     1,252,181       530,176         663,497
Contract purchase payments                     1,158,663      1,773,647     1,120,325       410,360         387,161
Net transfers**                                   75,131         58,720        39,842        79,558          16,318
Contract terminations:
Surrender benefits and contract charges         (121,302)      (156,347)     (151,142)      (39,670)        (61,787)
Death benefits                                    (2,236)        (4,241)       (8,234)         (911)         (1,000)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               2,434,211      4,133,891     2,252,972       979,513       1,004,189
--------------------------------------------------------------------------------------------------------------------
**Includes transfer activity from (to) other subaccounts and transfers (from) to
American Enterprise Life for conversion from (to) fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account

--------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                                           Year ended Dec. 31, 1997

                                                                        Segregated Asset Subaccount
                                           -------------------------------------------------------------------------
Operations                                      ENO           EGI            EHY           EDI           EGD*
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                 $ (88,022)     $ 369,097     $ 146,576     $ 129,300           $ (27)
Net realized gain (loss) on investments           12,390         18,759         6,778         1,155               -
Net change in unrealized appreciation or
depreciation of investments                    1,339,756      1,259,777       153,236        63,866           1,378
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      1,264,124      1,647,633       306,590       194,321           1,351
--------------------------------------------------------------------------------------------------------------------
Contract Transactions
--------------------------------------------------------------------------------------------------------------------
Contract purchase payments                     2,860,597      5,025,579     1,607,690     1,907,829          70,697
Net transfers**                                   55,283        294,386       (64,211)      (41,214)              -
Annuity payments                                       -           (139)         (141)            -               -
Contract terminations:
Surrender benefits and contract charges         (277,368)      (449,047)     (133,971)     (193,089)              -
Death benefits                                    (3,272)        (5,970)       (6,245)       (6,062)              -
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions 2,635,240      4,864,809     1,403,122     1,667,464          70,697
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                4,499,248      5,600,951     1,607,786     2,246,194               -
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 8,398,612   $ 12,113,393   $ 3,317,498   $ 4,107,979        $ 72,048
--------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
--------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year         2,979,587      3,655,312     1,270,037     1,824,245               -
Contract purchase payments                     1,731,364      2,886,258     1,201,158     1,520,166          68,572
Net transfers**                                   30,592        174,142       (42,259)      (34,583)              -
Contract terminations:
Surrender benefits and contract charges         (164,430)      (260,212)     (103,191)     (154,007)              -
Death benefits                                    (2,062)        (3,454)       (4,734)       (4,863)              -
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               4,575,051      6,452,046     2,321,011     3,150,958          68,572
--------------------------------------------------------------------------------------------------------------------
*For the period Oct. 30, 1997 (commencement of operations) to Dec. 31, 1997.
**Includes transfer activity from (to) other subaccounts and transfers (from) to
American   Enterprise  Life  for  conversion   from  (to)  fixed  account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account

--------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                                           Year ended Dec. 31, 1997

                                                                 Segregated Asset Subaccount
                                           -------------------------------------------------------------------------
Operations                                     ESC*           EEQ*          EGR*          EHI*           EIN*
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                     $ (80)         $ (61)        $ (61)      $ 1,031           $ 660
Net realized gain (loss) on investments                -              -             -             -               -
Net change in unrealized appreciation or
depreciation of investments                        1,403          1,774           522          (604)           (310)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          1,323          1,713           461           427             350
--------------------------------------------------------------------------------------------------------------------
Contract Transactions
--------------------------------------------------------------------------------------------------------------------
Contract purchase payments                        86,346         65,484        67,326        77,576          58,196
Net transfers**                                        -              -             -             -               -
Annuity payments                                       -              -             -             -               -
Contract terminations:
Surrender benefits and contract charges                -              -             -             -               -
Death benefits                                         -              -             -             -               -
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    86,346         65,484        67,326        77,576          58,196
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        -              -             -             -               -
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 87,669       $ 67,197      $ 67,787      $ 78,003        $ 58,546
--------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
--------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                 -              -             -             -               -
Contract purchase payments                        86,771         62,532        66,744        76,928          57,468
Net transfers**                                        -              -             -             -               -
Contract terminations:
Surrender benefits and contract charges                -              -             -             -               -
Death benefits                                         -              -             -             -               -
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  86,771         62,532        66,744        76,928          57,468
--------------------------------------------------------------------------------------------------------------------
*For the period Oct. 30, 1997 (commencement of operations) to Dec. 31, 1997.
**Includes transfer activity from (to) other subaccounts and transfers (from) to
American   Enterprise  Life  for  conversion   from  (to)  fixed  account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account

--------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                                           Year ended Dec. 31, 1997

                                                         Segregated Asset Subaccount
                                           ---------------------------------------------------------       Combined
Operations                                     EVA*           EGN*          EWG*          ESB*             Variable
                                                                                                            Account
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                   $ 1,408           $ (6)         $ 78         $ 531     $ 1,744,726
Net realized gain (loss) on investments                -              -             -             -         261,838
Net change in unrealized appreciation or
depreciation of investments                         (991)           714           890           415       4,150,985
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            417            708           968           946       6,157,549
--------------------------------------------------------------------------------------------------------------------
Contract Transactions
--------------------------------------------------------------------------------------------------------------------
Contract purchase payments                        66,156         70,582        59,091        69,834      27,031,748
Net transfers**                                    1,184              -         3,336             -         275,616
Annuity payments                                       -              -             -             -          (1,110)
Contract terminations:
Surrender benefits and contract charges                -              -             -             -      (2,147,594)
Death benefits                                         -              -             -             -         (64,423)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    67,340         70,582        62,427        69,834      24,613,752
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        -              -             -             -      30,588,238
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 67,757       $ 71,290      $ 63,395      $ 70,780    $ 61,359,539
--------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
----------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                 -              -             -             -
Contract purchase payments                        64,716         69,062        58,509        69,342
Net transfers**                                    1,159              -         3,327             -
Contract terminations:
Surrender benefits                                     -              -             -             -
Death benefits                                         -              -             -             -
----------------------------------------------------------------------------------------------------
Units outstanding at end of year                  65,875         69,062        61,836        69,342
----------------------------------------------------------------------------------------------------
*For the period Oct. 30, 1997 (commencement of operations) to Dec. 31, 1997.
**Includes transfer activity from (to) other subaccounts and transfers (from) to
American   Enterprise  Life  for  conversion   from  (to)  fixed  account.

See accompanying notes to financial statements.

American Enterprise Variable Annuity Account

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets                                                                     Year ended Dec. 31, 1996

                                                                        Segregated Asset Subaccount
                                         -------------------------------------------------------------------------------------------
Operations                                  ECR         ESI        EMS        EMG        EIE        EAG         EMD         EUS

------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net            $ 416,336    $ 74,742    $ 4,581  $ 139,994   $ 15,631  $ 175,562    $ (15,949)  $ 35,255
Net realized gain (loss) on investments      (2,094)     (1,460)        (1)     7,387      1,062      5,329        6,782       (206)
Net change in unrealized appreciation or
depreciation of investments                (287,096)      5,443          2     83,860     19,999    (25,579)     442,091    (10,368)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting  from operations                  127,146      78,725      4,582    231,241     36,692    155,312      432,924     24,681
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                1,819,729   1,330,728    277,016  1,299,140    578,213  1,188,007    2,973,800    981,238
Net transfers**                             160,697    (128,604)  (160,372)   (54,922)       699     44,944      (25,217)   (41,299)
Contract terminations:
Surrender benefits and contract charges     (96,464)    (45,696)       (67)   (52,330)   (21,597)   (52,750)     (56,812)   (31,888)
Death benefits                                    -     (17,536)         -    (18,177)         -          -            -          -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transact1,883,962   1,138,892    116,577  1,173,711    557,315  1,180,201    2,891,771    908,051
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year             977,868     485,183    135,564    694,260    256,114    606,219      570,072    449,450
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $ 2,988,976$ 1,702,800  $ 256,723 $ 2,099,212 $ 850,121 $ 1,941,732 $ 3,894,767 $ 1,382,182
------------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year      817,655     413,748    131,600    588,760    219,594    473,162      435,846    413,258
Contract purchase payments                1,485,938   1,131,063    263,096  1,062,502    476,859    858,107    2,078,911    909,198
Net transfers**                             129,540    (109,946)  (153,809)   (44,426)        56     32,975      (17,730)   (38,115)
Contract terminations:
Surrender benefits and contract charges     (83,088)    (42,442)       (64)   (46,345)   (21,272)   (40,289)     (34,915)   (32,160)
Death benefits                                    -     (15,233)         -    (14,956)         -          -            -          -
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year          2,350,045   1,377,190    240,823  1,545,535    675,237  1,323,955    2,462,112  1,252,181
------------------------------------------------------------------------------------------------------------------------------------
**Includes transfer activity from (to) other subaccounts and transfers (from) to
American Enterprise Life for conversion from (to) fixed account.

See accompanying notes to financial statements.

American Enterprise Variable Annuity Account

-------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                                                Year ended Dec. 31, 1996

                                                            Segregated Asset Subaccount
                                         -------------------------------------------------------------------    Combined
Operations                                  EPA         ELA        ENO        EGI        EHY        EDI         Variable
                                                                                                                 Account
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net             $ (1,295)    $ 7,685  $ (45,121) $ 103,252   $ 42,196   $ 54,476  $ 1,007,345
Net realized gain (loss) on investments       4,392       3,609      7,117      7,642      3,559      1,830       44,948
Net change in unrealized appreciation or
depreciation of investments                 101,035      79,322     94,114    575,348     73,912     73,352    1,225,435
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                   104,132      90,616     56,110    686,242    119,667    129,658    2,277,728
-------------------------------------------------------------------------------------------------------------------------
Contract Transactions
-------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                  467,758     437,491  3,175,961  3,170,351  1,223,297  1,660,528   20,583,257
Net transfers**                             (27,205)    (19,722)   411,509    427,988   (249,459)  (184,094)     154,943
Contract terminations:
Surrender benefits and contract charges     (20,943)    (18,679)  (102,255)  (140,638)   (33,017)   (49,780)    (722,916)
Death benefits                                    -           -          -     (9,662)         -          -      (45,375)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                       419,610     399,090  3,485,215  3,448,039    940,821  1,426,654   19,969,909
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year             205,676     298,422    957,923  1,466,670    547,298    689,882    8,340,601
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $ 729,418   $ 788,128 $ 4,499,248$ 5,600,951$ 1,607,786$ 2,246,194$ 30,588,238
-------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year      192,917     303,151    690,849  1,151,991    480,470    600,567
Contract purchase payments                  377,258     396,610  2,086,487  2,299,290  1,030,697  1,425,924
Net transfers**                             (21,947)    (17,905)   275,115    310,542   (210,240)  (156,974)
Contract terminations:
Surrender benefits and contract charges     (18,052)    (18,359)   (72,864)   (99,565)   (30,890)   (45,272)
Death benefits                                    -           -          -     (6,946)         -          -
------------------------------------------------------------------------------------------------------------
Units outstanding at end of year            530,176     663,497  2,979,587  3,655,312  1,270,037  1,824,245
------------------------------------------------------------------------------------------------------------
**Includes transfer activity from (to) other subaccounts and transfers (from) to
American Enterprise Life for conversion from (to) fixed account.

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account

Notes to Financial Statements
------------------------------------------------------------------
1. Organization

American Enterprise Variable Annuity Account (the Account) was established under Indiana law on July 15, 1987 as a separate account of American Enterprise Life Insurance Company (American Enterprise Life). The Account is registered together as a single unit investment trust under the Investment Company Act of 1940, as amended. Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios, which are registered under the Investment Company Act of 1940 as a diversified (non-diversified for GT Global Variable Latin America Fund), open-end management investment company. and has the following investment manager.

Subaccount       Invests exclusively in shares of                              Investment Manager
    ECR          IDS Life Capital Resource Fund                                IDS Life Insurance Company*
    ESI          IDS Life Special Income Fund                                  IDS Life Insurance Company*
    EMS          IDS Life Moneyshare Fund, Inc.                                IDS Life Insurance Company*
    EMG          IDS Life Managed Fund, Inc.                                   IDS Life Insurance Company*
    EIE          IDS Life International Equity Fund                            IDS Life Insurance Company**
    EAG          IDS Life Aggressive Growth Fund                               IDS Life Insurance Company*
    EMD          OCC Accumulation Trust Managed Portfolio                      OpCap Advisors
    EUS          OCC Accumulation Trust U.S. Government Income Portfolio       OpCap Advisors
    EPA          GT Global Variable New Pacific Fund                           Chancellor LGT Asset Management, Inc.
    ELA          GT Global Variable Latin America Fund                         Chancellor LGT Asset Management, Inc.
    ENO          Putnam VT New Opportunities Fund                              Putnam Investment Management, Inc.
    EGI          Putnam VT Growth and Income Fund                              Putnam Investment Management, Inc.
    EHY          Putnam VT High Yield Fund                                     Putnam Investment Management, Inc.
    EDI          Putnam VT Diversified Income Fund                             Putnam Investment Management, Inc.
    EGD          IDS Life Growth Dimensions Fund ***                           IDS Life Insurance Company*
    ESC          OCC Accumulation Trust Small Cap Portfolio                    OpCap Advisors
    EEQ          OCC Accumulation Trust Equity Portfolio                       OpCap Advisors
    EGR          Oppenheimer Variable Account Growth Fund                      OppenheimerFunds, Inc.
    EHI          Oppenheimer Variable Account High Income Fund                 OppenheimerFunds, Inc.
    EIN          AIM V.I. International Equity Fund                            A I M Advisors, Inc.
    EVA          AIM V.I. Value Fund                                           A I M Advisors, Inc.
    EGN          AIM V.I. Growth and Income Fund                               A I M Advisors, Inc.
    EWG          Janus Aspen Series Worldwide Growth Portfolio                 Janus Capital Corporation
    ESB          Janus Aspen Series Balanced Portfolio                         Janus Capital Corporation

* American Express Financial Corporation is the investment advisor.
** American Express Asset Management International Inc. is the sub-investment advisor.
*** Commencement of operations was April 30, 1996.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset accounts or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

------------------------------------------------------------------
2. Summary of Significant Accounting Policies

Investments in Mutual Funds

Investments in shares of the IDS Life Funds, the OCC Portfolios, the G.T. Global Funds, the AIM Funds, the Janus Portfolios, the Oppenheimer Funds, and the Putnam Funds (collectively, the Funds) are stated at market value which is the net asset value per share as determined by the respective Fund. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

------------------------------------------------------------------
3. Mortality and Expense Risk Fee

American Enterprise Life makes guarantees to the Account that possible future adverse changes in administrative expenses and mortality experience of the annuitants will not affect the Account. The mortality and expense risk fee paid to American Enterprise Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account.

------------------------------------------------------------------
4. Administrative Charge

American  Enterprise  Life deducts a daily charge equal,  on an annual basis, to
0.15 percent of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

------------------------------------------------------------------
5. Contract Charge

American Enterprise Life deducts a contract charge of $30 per year on each contract anniversary. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge will be waived when the contract value is $50,000 or more on the current contract anniversary.

The $30 annual charge will be deducted at the time of any full surrender. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge.

------------------------------------------------------------------
6. Surrender Charge

American Enterprise Life will use a surrender charge to help it recover certain expenses relating to the sale of the annuity. The surrender charge will be deducted for surrenders up to the first seven payment years following a purchasepayment. Charges by American Enterprise Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $79,195 in 1997 and $34,957 in 1996. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by American Enterprise Life.

------------------------------------------------------------------
7.  Investment in Shares of Mutual Funds

The subaccounts' investment in shares of Mutual Funds as of December 31, 1997 were as follows:

Subaccount    Mutual Fund                                                    Shares            NAV
--------------------------------------------------------------------------------------------------
ECR           IDS Life Capital Resource Fund                                208,159         $28.58
ESI           IDS Life Special Income Fund                                  286,067          11.80
EMS           IDS Life Moneyshare Fund, Inc.                                259,286           1.00
EMG           IDS Life Managed Fund, Inc.                                   261,594          18.04
EIE           IDS Life International Equity Fund                            132,704          13.63
EAG           IDS Life Aggressive Growth Fund                               247,332          16.07
EMD           OCC Accumulation Trust Managed Portfolio                      186,413          42.38
EUS           OCC Accumulation Trust U.S. Government Income Portfolio       250,912          10.51
EPA           G.T. Global Variable New Pacific Fund                          74,554          10.51
ELA           G.T. Global Variable Latin America Fund                        79,593          16.95
ENO           Putnam VT New Opportunities Fund                              396,092          21.23
EGI           Putnam VT Growth and Income Fund                              428,260          28.32
EHY           Putnam VT High Yield Fund                                     243,877          13.62
EDI           Putnam VT Diversified Income Fund                             363,665          11.31
EGD           IDS Life Growth Dimensions Fund                                 5,265          13.69
ESC           OCC Accumulation Trust Small Cap Portfolio                      3,327          26.37
EEQ           OCC Accumulation Trust Equity Portfolio                         1,842          36.52
EGR           Oppenheimer Variable Account Growth Fund                        2,091          32.44
EHI           Oppenheimer Variable Account High Income Fund                   6,777          11.52
EIN           AIM V.I. International Equity Fund                              3,421          17.13
EVA           AIM V.I. Value Fund                                             3,256          20.83
EGN           AIM V.I. Growth and Income Fund                                 3,781          18.87
EWG           Janus Aspen Series Worldwide Growth Portfolio                   2,713          23.39
ESB           Janus Aspen Series Balanced Portfolio                           4,055          17.47



------------------------------------------------------------------
8. Investment Transactions

The  subaccounts'  purchases of Fund shares  including  reinvestment of dividend distributions, were as follows:
                                                                             Year ended Dec. 31,
  Subaccount      Investment                                                    1997           1996
  -------------------------------------------------------------------------------------------------
  ECR             IDS Life Capital Resource Fund                          $2,325,297     $2,420,544
  ESI             IDS Life Special Income Fund                             1,813,929      1,365,892
  EMS             IDS Life Moneyshare Fund, Inc.                             543,283        274,170
  EMG             IDS Life Managed Fund, Inc.                              2,585,442      1,436,211
  EIE             IDS Life International Equity Fund                       1,107,778        608,493
  EAG             IDS Life Aggressive Growth Fund                          2,056,784      1,453,339
  EMD             OCC Accumulation Trust Managed Portfolio                 3,914,139      2,954,380
  EUS             OCC Accumulation Trust U.S. Government Income Portfolio  1,355,577      1,012,684
  EPA             GT Global Variable New Pacific Fund                        639,715        457,523
  ELA             GT Global Variable Latin America Fund                      518,777        443,537
  ENO             Putnam VT New Opportunities Fund                         2,723,514      3,539,234
  EGI             Putnam VT Growth and Income Fund                         5,363,337      3,681,192
  EHY             Putnam VT High Yield Fund                                1,935,558      1,171,624
  EDI             Putnam VT Diversified Income Fund                        2,042,776      1,683,881
  EGD             IDS Life Growth Dimensions Fund                             70,723          --
  ESC             OCC Accumulation Trust Small Cap Portfolio                  86,338          --
  EEQ             OCC Accumulation Trust Equity Portfolio                     65,479          --
  EGR             Oppenheimer Variable Account Growth Fund                    67,321          --
  EHI             Oppenheimer Variable Account High Income Fund               78,673          --
  EIN             AIM V.I. International Equity Fund                          58,904          --
  EVA             AIM V.I. Value Fund                                         68,804          --
  EGN             AIM V.I. Growth and Income Fund                             70,635          --
  EWG             Janus Aspen Series Worldwide Growth Portfolio               62,556          --
  ESB             Janus Aspen Series Balanced Portfolio                       70,424          --
------------------------------------------------------------------------------------------------------
             Combined Variable Account                                   $29,625,763    $22,502,704
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
9. Year 2000 Issue (Unaudited)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Variable Account. The Variable Account has no computer systems of its own but is dependent upon the systems maintained by AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999.

The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on Variable Account's operations is currently being evaluated. The potential materiality of any such impact is not known at this time.

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company


We have audited the accompanying balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1997 and 1996, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Enterprise Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.



Ernst & Young LLP
February 5, 1998
Minneapolis, Minnesota

                                    AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                                                  BALANCE SHEETS
                                                   December 31,

ASSETS                                                                          1997                       1996
------                                                                       ----------                 ----------
Investments:
  Fixed maturities:
        Held to maturity, at amortized cost (Fair value:
           1997, $1,223,108; 1996, $1,267,947)                              $1,186,682                 $1,256,143
        Available for sale, at fair value (Amortized cost:
           1997, $2,609,621; 1996, $2,223,457)                               2,685,799                  2,242,447
                                                                           -----------                 ----------
                                                                             3,872,481                  3,498,590

  Mortgage loans on real estate                                                738,052                    582,982
  Other investments                                                             16,024                      3,056
                                                                           -----------                 ----------
          Total investments                                                  4,626,557                  4,084,628

Cash and cash equivalents                                                           --                     40,829

Other accounts receivable                                                          563                      9,867

Accrued investment income                                                       59,588                     51,571
Deferred policy acquisition costs                                              224,501                    203,225
Other assets                                                                       117                      4,957
Separate account assets                                                         62,087                     30,760
                                                                           -----------                 ----------

          Total assets                                                      $4,973,413                 $4,425,837
                                                                           ===========                 ==========
LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
  Future policy benefits for fixed annuities                                $4,343,213                 $3,881,339
  Policy claims and other policyholders' funds                                  11,328                     27,427
  Deferred income taxes                                                         35,601                     18,072
  Amounts due to brokers                                                        34,935                     88,731
  Other liabilities                                                             16,905                     15,650
  Separate account liabilities                                                  62,087                     30,760
                                                                          ------------                 ----------
          Total liabilities                                                  4,504,069                  4,061,979

Stockholder's equity:
  Capital stock, $100 par value per share;
    100,000 shares authorized,
    20,000 shares issued and outstanding                                         2,000                      2,000
  Additional paid-in capital                                                   282,872                    242,872
  Net unrealized gain on investments                                            49,516                     12,343
  Retained earnings                                                            134,956                    106,643
                                                                          ------------                 ----------
          Total stockholder's equity                                           469,344                    363,858
                                                                          ------------                 ----------

Total liabilities and stockholder's equity                                  $4,973,413                 $4,425,837
                                                                          ============                 ==========
                                            See accompanying notes.

                                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                                              STATEMENTS OF INCOME
                                            Years ended December 31,

                                                                1997                    1996                   1995
                                                               ------                  ------                 -----
                                                                                   (thousands)
Revenues:
  Net investment income                                      $332,268                $271,719               $223,706
  Contractholder charges                                        5,688                   5,450                  4,186
  Management and other fees                                       641                     303                     28
  Net realized loss on investments                               (509)                 (5,258)                (1,154)
                                                            ---------              ----------              ---------

          Total revenues                                      338,088                 272,214                226,766
                                                            ---------              ----------              ---------

Benefits and expenses:
  Interest credited on investment contracts                   231,437                 191,672                162,662
  Amortization of deferred policy
    acquisition costs                                          36,803                  30,674                 20,459
  Other operating expenses                                     24,890                  14,133                 10,205
                                                            ---------              ----------              ---------

          Total benefits and expenses                         293,130                 236,479                193,326
                                                            ---------              ----------              ---------


Income before income taxes                                     44,958                  35,735                 33,440

Income taxes                                                   16,645                  12,912                 11,692
                                                            ---------              ----------              ---------


Net income                                                  $  28,313                $ 22,823               $ 21,748
                                                            =========              ==========              =========

                                            See accompanying notes.

                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                       STATEMENTS OF STOCKHOLDER'S EQUITY
                       Three years ended December 31, 1997
                                   (thousands)


                                                          Additional     Net Unrealized
                                               Capital     Paid-In       Gain (Loss) on        Retained
                                                Stock      Capital        Investments          Earnings           Total
Balance, December 31, 1994                      $2,000     $ 142,872         $  (43,689)        $ 62,072          $163,255
   Net income                                       --            --                 --           21,748            21,748
   Change in net unrealized
          gain (loss) on  investments               --            --             76,813               --            76,813
   Capital contribution from parent                 --        35,000                 --               --            35,000
                                              --------     ---------        -----------        ---------        ----------

Balance, December 31, 1995                       2,000       177,872             33,124           83,820           296,816
   Net income                                       --            --                 --           22,823            22,823
   Change in net unrealized
          gain (loss) on investments                --            --            (20,781)              --           (20,781)
   Capital contribution from parent                 --        65,000                 --               --            65,000
                                              --------     ---------        -----------        ---------        ----------

Balance, December 31, 1996                       2,000       242,872             12,343          106,643           363,858
   Net income                                       --            --                 --           28,313            28,313
   Change in net unrealized
          gain (loss) on investments                --           --              37,173               --            37,173
   Capital contribution from parent                 --        40,000                 --               --            40,000
                                              --------     ---------         ----------        ---------        ----------

Balance, December 31, 1997                      $2,000      $282,872           $ 49,516         $134,956          $469,344
                                              ========     =========         ==========        =========        ==========

                             See accompanying notes.

                                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                                            STATEMENTS OF CASH FLOWS
                                            Years ended December 31,

                                                                          1997             1996             1995
                                                                        --------         --------         ------
                                                                                      (thousands)
Cash flows from operating activities:
  Net income                                                        $   28,313        $   22,823       $  21,748
  Adjustments to reconcile net income to
    net cash (used in) provided by operating activities:
      Change in accrued investment income                               (8,017)           (9,692)         (7,951)
      Change in other accounts receivable                                9,304                --              --
      Change in deferred policy acquisition
          costs, net                                                   (21,276)          (32,651)        (32,926)
      Change in other assets                                             4,840           (10,007)         (4,126)
      Change in policy claims and other
          policyholders' funds                                         (16,099)           15,786          (4,065)
      Deferred income tax (benefit) provision                           (2,485)            5,084            (119)
      Change in other liabilities                                        1,255             8,621           2,698
      (Accretion of discount)
          amortization of premium, net                                  (2,316)           (2,091)         (2,321)
      Net realized loss on investments                                     509             5,258           1,154
      Other, net                                                           959              (129)             --
                                                                    ----------         ---------       ---------

          Net cash (used in) provided by operating activities           (5,013)            3,002         (25,908)
                                                                    ----------         ---------       ---------

Cash flows from investing activities: Fixed maturities held to maturity:
        Purchases                                                       (1,996)          (16,967)       (252,583)
        Maturities                                                      41,221            26,190          25,754
        Sales                                                           30,601            27,944          33,849
    Fixed maturities available for sale:
        Purchases                                                     (688,050)         (921,914)       (485,250)
        Maturities                                                     231,419           212,212          85,629
        Sales                                                           73,366            47,542          57,576
    Other investments:
        Purchases                                                     (199,593)         (212,182)       (183,892)
        Sales                                                           29,139            19,850           5,543
    Change in amounts due to brokers                                   (53,796)           88,568         (48,709)
                                                                     ---------         ---------       ---------

          Net cash used in investing activities                      $(537,689)        $(728,757)      $(762,083)
                                                                     ---------         ---------       ---------

                                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                                      STATEMENTS OF CASH FLOWS (continued)
                                            Years ended December 31,

                                                                           1997             1996             1995
                                                                         --------         --------         ------
                                                                                      (thousands)

Cash flows from financing activities: Activity related to investment contracts:
    Considerations received                                          $  783,339        $  846,378      $  709,127
    Surrenders and other benefits                                      (552,903)         (312,362)       (196,260)
    Interest credited to account balances                               231,437           191,672         162,662
  Change in securities sold under
    repurchase agreements                                                    --           (67,000)         67,000
  Capital contribution from parent                                       40,000            65,000          35,000
                                                                     ----------         ---------       ---------

          Net cash provided by financing activities                     501,873           723,688         777,529
                                                                     ----------         ---------       ---------

Net decrease in cash and cash equivalents                               (40,829)           (2,067)        (10,462)

Cash and cash equivalents at beginning of year                           40,829            42,896          53,358
                                                                     ----------         ---------       ---------

Cash and cash equivalents at end of year                             $       --        $               $   42,896
                                                                                           40,829
                                                                     ==========          ========       =========

                                             See accompanying notes.


                   AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                  ($ thousands)

1.   Summary of significant accounting policies

     Nature of business

     American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance business in 47 states. The Company's principal product is deferred annuities which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well.

     Basis of presentation

     The Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS
     Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4).

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments

     Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of stockholder's equity, net of deferred income taxes.

     Realized investment gain or loss is determined on an identified cost basis.

     Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

     Mortgage loans on real estate are carried at amortized cost less an allowance for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

     Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in an allowance for mortgage loan losses. The allowance for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the allowance account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses.

     The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

     The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments.

     When evidence  indicates a decline,  which is other than temporary,  in the
     underlying  value  or  earning  power  of  individual   investments,   such
     investments are written down to the fair value by a charge to income.

     Statements of cash flows

     The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

     Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                                              1997            1996            1995
                                                            ------          ------           -----
     Cash paid during the year for:
        Income taxes                                       $19,456         $10,317         $11,389
        Interest on borrowings                               1,832             998             979

     Recognition of profits on fixed annuity contracts

     Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

     Contractholder charges include fees collected regarding the issue and administration of annuity contracts.

     Deferred policy acquisition costs

     The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized in relation to surrender charge revenue and a portion of the excess of investment income earned from investment of the contract considerations over the interest credited to contract owners.

     Liabilities for future policy benefits

     Liabilities for deferred annuities are accumulation values. Liabilities for fixed annuities in a benefit status are based on the 1983a Table with various interest rates ranging from 5.5 percent to 8.75 percent, depending on year of issue.

     Federal income taxes

     The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

     Included in other liabilities at December 31, 1997 and 1996 are $1,289 and $787, respectively receivable from IDS Life for federal income taxes.

     Separate account business

     The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

     The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period.

     Reclassifications

     Certain 1996 and 1995 amounts have been reclassified to conform to the 1997 presentation.

2.   Investments

     Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1997 are as follows:

                                                                    Gross          Gross
                                                   Amortized     Unrealized      Unrealized        Fair
      Held to maturity                                Cost           Gains          Losses        Value


      U.S. Government agency obligations           $   11,120         $   710       $   --       $   11,830
      State and municipal obligations                   3,003             173           --            3,176
      Corporate bonds and obligations                 970,498          38,176        2,763        1,005,911
      Mortgage-backed securities                      202,061           1,497        1,367          202,191
                                                   ----------         -------       ------       ----------
                                                   $1,186,682         $40,556       $4,130       $1,223,108
                                                   ==========         =======       ======       ==========

      Available for sale
      U.S. Government agency obligations           $    2,077         $    13       $   --       $    2,090
      Corporate bonds and obligations               1,273,217          52,207        8,020        1,317,404
      Mortgage-backed securities                    1,334,327          33,017        1,039        1,366,305
                                                   ----------         -------       ------       ----------
                                                   $2,609,621         $85,237       $9,059       $2,685,799
                                                   ==========         =======       ======       ==========

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities and equity securities at December 31, 1996 are as follows:

                                                                    Gross          Gross
                                                   Amortized     Unrealized      Unrealized        Fair
      Held to maturity                                Cost           Gains          Losses        Value

      U.S. Government agency obligations           $   13,536         $   415       $    --      $  13,951
      State and municipal obligations                   3,003             125            --          3,128
      Corporate bonds and obligations               1,030,649          28,013        11,022      1,047,640
      Mortgage-backed securities                      208,955           1,076         6,803        203,228
                                                   ----------         -------       -------     ----------
                                                   $1,256,143         $29,629       $17,825     $1,267,947
                                                   ==========         =======       =======     ==========

      Available for sale
      U.S. Government agency obligations           $    1,666         $    --       $    63     $    1,603
      Corporate bonds and obligations                 942,698          20,678         6,487        956,889
      Mortgage-backed securities                    1,279,093          16,047        11,185      1,283,955
                                                   ----------         -------       -------     ----------
                                                   $2,223,457         $36,725       $17,735     $2,242,447
                                                   ==========         =======       =======     ==========

     The amortized cost and fair value of investments in fixed maturities at December 31, 1997 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                      Amortized                  Fair
      Held to maturity                                 Cost                      Value


      Due in one year or less                        $   21,818               $   22,085
      Due from one to five years                        156,874                  163,378
      Due from five to ten years                        647,127                  671,734
      Due in more than ten years                        158,802                  163,720
      Mortgage-backed securities                        202,061                  202,191
                                                     ----------               ----------
                                                     $1,186,682               $1,223,108
                                                     ==========               ==========

                                                      Amortized                  Fair
      Available for sale                               Cost                      Value

      Due in one year or less                        $   37,804               $   37,930
      Due from one to five years                         56,938                   60,498
      Due from five to ten years                        689,418                  715,717
      Due in more than ten years                        491,134                  505,349
      Mortgage-backed securities                      1,334,327                1,366,305
                                                     ----------               ----------
                                                     $2,609,621               $2,685,799
                                                     ==========               ==========

     During the years ended December 31, 1997, 1996 and 1995, fixed maturities classified as held to maturity were sold with amortized cost of $29,561, $27,969 and $34,809, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' credit worthiness.

     In addition, fixed maturities available for sale were sold during 1997 with proceeds of $73,366 and gross realized gains and losses of $1,081 and $1,440, respectively. Fixed maturities available for sale were sold during 1996 with proceeds of $47,542 and gross realized gains and losses of $17 and $3,139, respectively. Fixed maturities available for sale were sold during 1995 with proceeds of $57,576 and gross realized gains and losses of $nil and $646, respectively.

     At December 31, 1997, bonds carried at $3,307 were on deposit with various states as required by law.

     At December 31, 1997, investments in fixed maturities comprised 84 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $461 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

             Rating                                     1997                   1996
      ----------------------                         ----------            ----------

      Aaa/AAA                                        $1,531,588            $1,489,460
      Aa/AA                                              34,167                32,903
      Aa/A                                               69,775                38,577
      A/A                                               421,733               445,201
      A/BBB                                             222,022               204,402
      Baa/BBB                                           954,962               818,545
      Baa/BB                                             84,053                97,783
      Below investment grade                            478,003               352,729
                                                    -----------            ----------
                                                     $3,796,303            $3,479,600
                                                    ===========            ==========

     At December 31, 1997, approximately 95 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

     At December 31, 1997, approximately 16 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:


                                         December 31, 1997                     December 31, 1996
                                      -----------------------               --------------------
                                       On Balance         Commitments      On Balance             Commitments
           Region                        Sheet           to Purchase         Sheet                to Purchase
      ------------------              -----------      --------------      ----------             -----------

      South Atlantic                     $186,714              $9,199        $139,630                 $22,525
      Middle Atlantic                     128,239              10,167         111,257                   6,257
      East North Central                  125,018               6,294         105,666                   7,508
      Mountain                             94,061              11,620          82,389                   4,380
      West North Central                   96,701              11,135          54,728                  15,017
      New England                          50,932                  --          50,584                      --
      Pacific                              33,052                  --          18,504                   1,877
      West South Central                   19,573                  --          14,927                   5,006
      East South Central                    7,480                  --           7,667                      --
                                      -----------      --------------      ----------             -----------
                                          741,770              48,415         585,352                  62,570
      Less allowance for losses             3,718                  --           2,370                      --
                                      -----------      --------------      ----------             -----------
                                         $738,052             $48,415        $582,982                 $62,570
                                      ===========      ==============      ==========             ===========



2.   Investments (continued)
                                                December 31, 1997                      December 31, 1996
                                               -------------------                    ------------------
                                       On Balance          Commitments       On Balance           Commitments
           Property type                 Sheet            to Purchase          Sheet              to Purchase
      -----------------------          ----------         -----------        --------             -----------
      Department/retail stores           $242,307              $9,683        $184,192                 $26,905
      Apartments                          189,752              10,167         172,208                   2,816
      Office buildings                    169,177               7,262         112,430                  14,391
      Industrial buildings                 60,195              17,430          54,117                   2,816
      Hotels/Motels                        33,508                  --          28,189                   6,257
      Medical buildings                    30,103               3,873          18,787                   7,508
      Nursing/retirement homes
                                            9,552                  --           8,080                   1,877
      Mixed Use                             7,176                  --           7,349                      --
                                       ----------         -----------       ---------             -----------
                                          741,770              48,415         585,352                  62,570
      Less allowance for losses             3,718                  --           2,370                      --
                                       ----------         -----------       ---------             -----------
                                         $738,052             $48,415        $582,982                 $62,570
                                       ==========         ===========       =========             ===========

     Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

     At December 31, 1997, the Company's recorded investment in impaired loans was $4,443 with an allowance of $718. At December 31, 1996, the Company's recorded investment in impaired loans was $5,515 with an allowance of $870. During 1997 and 1996, the average recorded investment in impaired loans was $6,473 and $3,577, respectively.

     There were no impaired loans prior to 1996.

     The following table presents changes in the allowance for investment losses related to all loans:

                                                             1997                 1996
                                                           ------               ------

      Balance, January 1                                   $2,370               $   --
      Provision for investment losses                       1,805                2,370
      Loan payoffs                                           (457)                  --
                                                           ------               ------
      Balance, December 31                                 $3,718               $2,370
                                                           ======               ======


     There was no allowance prior to 1996.

     Net investment income for the years ended December 31 is summarized as follows:

                                                                   1997               1996              1995
                                                                ---------           ---------         -------

      Interest on fixed maturities                               $278,736            $230,559         $198,829
      Interest on mortgage loans                                   55,085              41,010           24,969
      Interest on cash equivalents                                  1,544               1,402              829
      Other                                                           704               1,194              921
                                                                ---------            --------         --------
                                                                  336,069             274,165          225,548
      Less investment expenses                                      3,801               2,446            1,842
                                                                ---------            --------         --------
                                                                 $332,268            $271,719         $223,706
                                                                =========            ========         ========


2.   Investments (continued)

     Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                                    1997              1996             1995
                                                  --------          --------         ------

      Fixed maturities                            $1,638           $(2,888)         $(1,114)
      Mortgage loans                              (1,348)           (2,370)              --
      Other investments                             (799)               --              (40)
                                                  -------          -------          -------
                                                  $ (509)          $(5,258)         $(1,154)
                                                  =======          =======          =======

     Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                                     1997             1996             1995
                                                 ------------     ------------     --------
       Fixed maturities available for sale       $57,188          $(31,970)        $118,134

3.   Income taxes

     The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

     The income tax expense (benefit) for the years ended December 31, consists of the following:

                                                   1997              1996             1995
                                                 --------          --------         -------
      Federal income taxes:
        Current                                 $17,668             $7,124          $11,753
        Deferred                                 (2,485)             5,084             (119)
                                                 ------            -------           -------
                                                 15,183             12,208           11,634

      State income taxes-current                  1,462                704               58
                                                 ------            -------           ------
      Income tax expense                        $16,645            $12,912          $11,692
                                                 ======            =======           ======

     Increases (decreases) to the federal income tax provision applicable to pretax income based on the statutory rate, for the years ended December 31, are attributable to:

                                                       1997                      1996                     1995
                                                   -----------                --------                  ------
                                           Provision      Rate     Provision     Rate       Provision     Rate

     Federal income taxes based
       on the statutory rate                $15,735     35.0%        $12,507     35.0%       $11,704     35.0%
     Increases (decreases) are attributable to :
         Tax-excluded interest                  (46)    (0.1)            (53)    (0.1)           (69)    (0.2)
           State tax, net benefit               951      2.1             459      1.3             38      0.1
     Other, net                                   5       --              (1)      --             19      0.1
                                            -------     ----         -------     ----        -------     ----
Federal income taxes                        $16,645     37.0%        $12,912     36.2%       $11,692     35.0%
                                            =======     ====         =======     ====        =======     ====

     Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:


      Deferred income tax assets:                          1997               1996
                                                         -------           -------

      Policy reserves                                    $54,468           $48,321
      Other                                                1,736             1,851
                                                         -------           -------
           Total deferred income tax assets               56,204            50,172
                                                         -------           -------

      Deferred income tax liabilities:
      Deferred policy acquisition costs                   63,630            59,162
      Investments                                         28,175             9,082
                                                         -------           -------
           Total deferred income tax liabilities          91,805            68,244
                                                         -------           -------
           Net deferred income tax liabilities           $35,601           $18,072
                                                         =======           =======

     The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4.   Stockholder's equity

     Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $17,392 and $6,103 as of December 31, 1997 and 1996, respectively. In addition, dividends in excess of $23,589 would require approval by the Insurance Department of the state of Indiana.

     Statutory net income and stockholder's equity as of December 31, are summarized as follows:

                                                    1997             1996            1995
                                                 --------         --------        -------

      Statutory net income                    $   23,589        $   9,138       $  15,499
      Statutory stockholder's equity             302,264          250,975         187,425

5.   Related party transactions

     On December 31, 1997, the Company purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had an outstanding balance of $8,400 at December 31, 1997. The interest rate swap is an off balance sheet transaction.

     The Company has no employees. Charges by IDS Life for services and use of other joint facilities aggregated $24,535, $17,936 and $10,380 for 1997, 1996 and 1995, respectively. Certain of these costs are included in deferred policy acquisition costs.

6.   Lines of credit

     The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is the parent's cost of funds, ranging from 20 to 45 basis points over an established index. A $20,000 line of credit with a bank expired on June 30, 1997 and the Company did not seek renewal. There were no borrowings outstanding under these agreements at December 31, 1997 or 1996.

7.   Commitments and contingencies

     The economy and other factors have caused an increase in the number of insurance companies that are under regulatory supervision. This circumstance has resulted in substantial assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. The Company expects additional future assessments related to past insolvencies and rehabilitations. Management has estimated the impact of future assessments on the Company's financial position and recorded a reserve for such future assessments.

8.   Derivative financial instruments

     The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

     Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

     Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

     Credit risk related to interest rate caps and floors is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

     The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

     The Company's holdings of derivative financial instruments are as follows:

                                   Notional         Carrying           Fair          Total Credit
      December 31, 1997              Amount           Amount           Value           Exposure
      -----------------              ------           ------           -----         ------------

        Assets:
          Interest rate caps        $  900,000     $  7,624          $  5,340              $ 5,340
          Interest rate              1,000,000        8,400             8,400                8,400
          floors
          Interest rate swaps        1,000,000           --               n/a                  n/a
                                                    -------           -------              -------
                                                    $16,024           $13,740              $13,740
                                                    =======           =======              =======

                                    Notional        Carrying           Fair            Total Credit
      December 31, 1996              Amount           Amount           Value              Exposure
      -----------------              ------          ------            -----              --------
        Assets:
          Interest rate caps          $400,000       $3,056            $1,621              $ 1,621
                                                     ======            ======               ======

     The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. All interest rate caps, floors and swaps expire in the year 2000.

     Interest rate caps, floors and swaps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

9.   Fair values of financial instruments

     The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                            1997                                1996
                                                            -------                        ---------
                                                  Carrying            Fair            Carrying            Fair
      Financial Assets                             Amount              Value           Amount              Value
      Investments:

      Fixed maturities (Note 2):
      Held to maturity                           $1,186,682        $1,223,108        $1,256,143        $1,267,947
      Available for sale                          2,685,799         2,685,799         2,242,447         2,242,447
      Mortgage loans on real estate
        (Note 2)                                    738,052           775,869           582,982           597,053
      Derivative financial instruments
        (Note 8)                                     16,024            13,740             3,056             1,621
      Cash and cash equivalents (Note 1)                 --               --             40,829            40,829
      Separate account assets (Note 1)               62,087            62,087            30,760            30,760

      Financial Liabilities
      Future policy benefits for fixed
        annuities                                 4,330,173         4,152,471         3,871,682         3,702,141
      Separate account liabilities                   62,087            58,116            30,760            28,990

     At December 31, 1997 and 1996, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $13,040 and $9,657, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1997 and 1996. The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1997 and 1996.

10.      Year 2000 Issue (unaudited)

         The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of majsystems or miscalculations, which could have a material impact on the operations of the Company. All of the systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's business is heavily dependent upon AEFC's computer systems and has significant interactions with systems of third parties.

         A  comprehensive   review  of  AEFC's  computer  systems  and  business
processes, including those specific to the Company, has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999.

         AEFC is evaluating the Year 2000 readiness of advisors and other third parties whose system failures could have an impact on the Company's operations. The potential materiality of any such impact is not known at this time.

PART C.

Item 24.          Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

The audited financial statements of the variable account including:

         -Statements of net assets as of Dec. 31, 1997;
         -Statements of operations for the year ended Dec. 31, 1997; and -Statements of changes in net assets for the years ended Dec. 31, 1997 and Dec. 31, 1996.
         -Notes to Financial Statements.
         -Report of Independent Auditors dated March 13, 1998.

The audited financial statements of American Enterprise Life Insurance Company including:

         -Balance sheets as of Dec. 31, 1997 and Dec. 31, 1996; and -Related statements of income, stockholder's equity and cash flows for the years ended Dec. 31, 1997, 1996, and 1995.
         -Notes to Financial Statements.
         -Report of Independent Auditors dated February 5, 1998.

(b)      Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

1.2 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life establishing the ten additional subaccounts within the separate account dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, is incorporated herein by reference.

2.       Not applicable.

3.1 Form of Variable Annuity and Life Insurance Distribution Agreement, filed electronically as Exhibit 3.1 to Pre-Effective Amendment
         No. 1 to Registration Statement No. 33-54471, is incorporated herein by reference.

3.2      Form of Managing General Agent Agreement, filed electronically as
         Exhibit 3.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-54471, is incorporated herein by reference.

4.1      Form of Deferred Annuity Contract (form 34560), filed electronically as
         Exhibit 4.1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

4.2      Form of Tax-Qualified Endorsement (form 34563), filed electronically as
         Exhibit 4.2 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

4.3      Form of Annuity Endorsement (form 34562), filed electronically as
         Exhibit 4.3 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

5. Form of Application for American Enterprise Life Variable Annuity (form 34561), filed electronically as Exhibit 5.1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
         6.1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

6.2      Amended By-Laws of American Enterprise Life, filed electronically as
         Exhibit 6.2 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

7.       Not applicable.

8.1(a) Copy of Participation Agreement among American Enterprise Life Insurance Company and GT Global Variable Investment Trust and GT Global Variable Investment Series and GT Global Financial Services, Inc., dated February 10, 1995, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 3 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.1(b) Form of Amendment 1 to Participation Agreement among American Enterprise Life Insurance Company and G.T. Global Variable Investment Trust and G.T. Global Variable Investment Series and GT Global, Inc. (formerly G.T. Global Financial Services, Inc.), filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.2(a) Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated January 16, 1995, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement
         No. 33-54471, is incorporated herein by reference.

8.2(b) Copy of Amendment 1 to Schedule A to Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated April 30, 1997, filed electronically as Exhibit 8.2(b) to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.2(c) Copy of Amendment 2 to Schedule A to Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated October 30, 1997, is filed electronically herewith.

8.3(a) Copy of Participation Agreement by and among Quest for Value Accumulation Trust and American Enterprise Life Insurance Company and Quest for Value Distributors, dated February 21, 1995, filed electronically as Exhibit 8.3 to Post- Effective Amendment No. 2 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.3(b) Copy of Amendment 1 to Schedule A to Participation Agreement among OCC Accumulation Trust, American Enterprise Life Insurance Company and OCC Distributors, dated October 15, 1997, is filed electronically herewith.

8.4 Copy of Participation Agreement among Oppenheimer Trust and American Enterprise Life Insurance Company, dated October 30, 1997, is filed electronically herewith.

8.5 Copy of Participation Agreement among AIM Variable Insurance Funds and American Enterprise Life Insurance Company, dated October 30, 1997, is filed electronically herewith.

8.6 Copy of Participation Agreement among Janus Aspen Series and American Enterprise Life Insurance Company, dated October 8, 1997, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.7 Copy of Reinsurance Agreement, dated October 16, 1997, filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.      Consent of Independent Auditors is filed electronically herewith.

11. Financial Statement Schedules and Report of Independent Auditors are filed electronically herewith.

         Financial Statement Schedules:

         Schedule I   -    Consolidated Summary Of Investments Other Than
                           Investments In Related Parties

         Schedule V  -     Valuation and Qualifying Accounts

         Report of Independent Auditors dated February 5, 1998.

         All other schedules to the Financial Statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and, therefore, have been omitted.

12. Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

14.      Financial Data Schedules are filed electronically herewith.

15.1. Power of Attorney to sign Amendments to this Registration Statement, dated March 28, 1997, filed electronically as Exhibit 15 to Post-Effective Amendment No. 7 to Registration Statement No. 33-54471, is incorporated herein by reference.

15.2. Power of Attorney to sign Amendments to this Registration Statement, dated April 9, 1998, is filed electronically herewith.

Item 25.          Directors and Officers of the Depositor (American Enterprise Life Insurance Company)


                                                                            Positions and Offices with Depositor
Name                                 Principal Business Address
------------------------------------ -------------------------------------- -------------------------------------
James E. Choat                       IDS Tower 10                           Director, President and Chief
                                     Minneapolis, MN  55440                      Executive Officer

Mark A. Ernst                        IDS Tower 10                           Director
                                     Minneapolis, MN  55440

Lorraine R. Hart                     IDS Tower 10                           Vice President-Investments
                                     Minneapolis, MN  55440

Jeffrey S. Horton                    IDS Tower 10                           Vice President and Treasurer
                                     Minneapolis, MN  55440

Richard W. Kling                     IDS Tower 10                           Director and Chairman of the Board
                                     Minneapolis, MN  55440

Bruce A. Kohn                        IDS Tower 10                           Vice President, Group Counsel and
                                     Minneapolis, MN  55440                      Assistant Secretary

Paul S. Mannweiler                   Indianapolis Power and Light           Director
                                     One Monument Circle
                                     P.O. Box 1595
                                     Indianapolis, IN  46206-1595

Mary Ellyn Minenko                   IDS Tower 10                           Vice President, Group Counsel and
                                     Minneapolis, MN  55440                      Assistant Secretary


Item 25.          Directors and Officers of the Depositor (American Enterprise Life Insurance Company)
                  Cont'd


                                                                            Positions and Offices with Depositor
Name                                 Principal Business Address
------------------------------------ -------------------------------------- -------------------------------------


Stuart A. Sedlacek                   IDS Tower 10                           Director and Executive Vice
                                     Minneapolis, MN  55440                      President-Assured Assets

F. Dale Simmons                      IDS Tower 10                           Vice President-Real Estate Loan
                                     Minneapolis, MN  55440                      Management

William A. Stoltzmann                IDS Tower 10                           Director, Vice President, General
                                     Minneapolis, MN  55440                      Counsel and Secretary

Philip C. Wentzel                    IDS Tower 10                           Vice President and Controller
                                     Minneapolis, MN 55440

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  American Enterprise Life Insurance Company is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation
I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan


Item 26.  Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Corporation                                             Minnesota
                                                                                        Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     IDS Securities Corporation                                                         Delaware
     Investors Syndicate Development Corp.                                              Nevada
     North Dakota Public Employee Payment Company                                       Minnesota

Item 27. Number of Contract owners

                  As of February 28, 1998, there were 1,495 contract owners of qualified contracts and there were 1,045 owners of non-qualified contracts.

Item 28. Indemnification

                  The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

                  The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

                  The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

         IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery Fund, Inc.; IDS Equity Select Fund, Inc.; IDS Extra Income Fund, Inc.; IDS Federal Income Fund, Inc.; IDS Global Series, Inc.; IDS Growth Fund, Inc.; IDS High Yield Tax-Exempt Fund, Inc.; IDS International Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund, Inc.; IDS Market Advantage Series, Inc.; IDS Money Market Series, Inc.; IDS New Dimensions Fund, Inc.; IDS Precious Metals Fund, Inc.; IDS Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.; IDS Tax-Exempt Bond Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust, Tax-Free Income Trust, World Trust and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address       Position and Offices with            Positions with Offices with
                                          Underwriter                          Registrant
----------------------------------------- ------------------------------------ -----------------------------
Ronald. G. Abrahamson                     Vice President - Service Quality     None
IDS Tower 10                              and Reengineering
Minneapolis, MN  55440

Douglas A. Alger                          Senior Vice President - Human        None
IDS Tower 10                              Resources
Minneapolis, MN  55440

Peter J. Anderson                         Senior Vice President - Investment   Vice President
IDS Tower 10                              Operations
Minneapolis, MN  55440

Ward D. Armstrong                         Vice President - American Express    None
IDS Tower 10                              Retirement Services
Minneapolis, MN  55440

John M. Baker                             Vice President - Plan Sponsor        None
IDS Tower 10                              Services
Minneapolis, MN  55440

Joseph M. Barksy, III                     Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Robert C. Basten                          Vice President - Tax and Business    None
IDS Tower 10                              Services
Minneapolis, MN  55440

Item 29(b).  As to each director, officer or partner of the principal underwriter (American Express
Financial Advisors):
(cont.)

Name and Principal Business Address       Position and Offices with            Positions with Offices with
                                          Underwriter                          Registrant
----------------------------------------- ------------------------------------ -----------------------------

Timothy V. Bechtold                       Vice President - Risk Management     None
IDS Tower 10                              Products
Minneapolis, MN  55440

John D. Begley                            Group Vice President - Ohio/Indiana  None
Suite 100
7760 Olentangy River Rd.
Columbus, OH  43235

Jack A. Benjamin                          Group Vice President - Greater       None
Suite 200                                 Pennsylvania
3500 Market Street
Camp Hill, PA  17011

Brent L. Bisson                           Group Vice President - Los Angeles   None
Suite 900                                 Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                            Vice President - Mature Market       None
IDS Tower 10                              Group
Minneapolis, MN  55440

Walter K. Booker                          Group Vice President - New Jersey    None
IDS Tower 10
Minneapolis, MN  55440

Bruce J. Bordelon                         Group Vice President - Gulf States   None
Galleria One Suite 1900
Galleria Blvd.
Metairie, LA  70001

Charles R. Branch                         Group Vice President - Northwest     None
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                        Vice President - Sales Support       None
IDS Tower 10
Minneapolis, MN  55440

Karl J. Breyer                            Senior Vice President - Law and      None
IDS Tower 10                              Corporate Affairs
Minneapolis, MN  55440

Item 29(b).  As to each director, officer or partner of the principal underwriter (American Express
Financial Advisors):
(cont.)

Name and Principal Business Address       Position and Offices with            Positions with Offices with
                                          Underwriter                          Registrant
----------------------------------------- ------------------------------------ -----------------------------

Daniel J. Candura                         Vice President - Marketing Support   None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                        Vice President - American Express    None
IDS Tower 10                              Securities Services
Minneapolis, MN  55440

Mark W. Carter                            Senior Vice President and Chief      None
IDS Tower 10                              Marketing Officer
Minneapolis, MN  55440

James E. Choat                            Senior Vice President -              Director, President and
IDS Tower 10                              Institutional Products Group         Chief Executive Officer
Minneapolis, MN  55440

Kenneth J. Ciak                           Vice President and General Manager   None
IDS Property Casualty                     - DS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                          Vice President - Advisor Staffing,   None
IDS Tower 10                              Training and Support
Minneapolis, MN  55440

Roger C. Corea                            Group Vice President - Upstate New   None
290 Woodcliff Drive                       York
Fairport, NY  14450

Henry J. Cormier                          Group Vice President - Connecticut   None
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                          Group Vice President -               None
Suite 200                                 Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                            Group Vice President -               None
Suite 312                                 Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                            Vice President and General Counsel   None
IDS Tower 10
Minneapolis, MN  55440

Item 29(b).  As to each director, officer or partner of the principal underwriter (American Express
Financial Advisors):
(cont.)

Name and Principal Business Address       Position and Offices with            Positions with Offices with
                                          Underwriter                          Registrant
----------------------------------------- ------------------------------------ -----------------------------

Regenia David                             Vice President - Systems Services    None
IDS Tower 10
Minneapolis, MN  55440

Luz Maria Davis                           Vice President - Communications      None
IDS Tower 10
Minneapolis, MN  55440

Scott M. DiGiammarino                     Group Vice President -               None
Suite 500                                 Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                          Group Vice President - Eastern       None
Two Datran Center                         Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Gordon L. Eid                             Senior Vice President, General       None
IDS Tower 10                              Counsel and Chief Compliance
Minneapolis, MN  55440                    Officer

Robert M. Elconin                         Vice President - Government          None
IDS Tower 10                              Relations
Minneapolis, MN  55440

Mark A. Ernst                             Senior Vice President - Third        Director
IDS Tower 10                              Party Distribution
Minneapolis, MN  55440

Joseph Evanovich Jr.                      Group Vice President -               None
One Old Mill                              Nebraska/Iowa/Dakotas
101 South 108th Avenue
Omaha, NE  68154

Louise P. Evenson                         Group Vice President - San           None
Suite 200                                 Francisco Bay Area
1333 N. California Blvd.
Walnut Creek, CA  94596

Gordon M. Fines                           Vice President - Mutual Fund         None
IDS Tower 10                              Equity Investments
Minneapolis, MN  55440

Douglas L. Forsberg                       Vice President - Institutional       None
IDS Tower 10                              Products Group
Minneapolis, MN  55440

Item 29(b).  As to each director, officer or partner of the principal underwriter (American Express
Financial Advisors):
(cont.)

Name and Principal Business Address       Position and Offices with            Positions with Offices with
                                          Underwriter                          Registrant
----------------------------------------- ------------------------------------ -----------------------------

Jeffrey P. Fox                            Vice President and Corporate         None
IDS Tower 10                              Controller
Minneapolis, MN  55440

William P. Fritz                          Group Vice President - Northern      None
Suite 160                                 Missouri
12855 Flushing Meadows Dr.
St. Louis, MO  63131

Carl W. Gans                              Group Vice President - Twin City     None
8500 Tower Suite 1770                     Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

David A. Hammer                           Vice President and Marketing         None
IDS Tower 10                              Controller
Minneapolis, MN  55440

Teresa A. Hanratty                        Group Vice President - Northern      None
Suites 6&7                                New England
169 South River Road
Bedford, NH  03110

Robert L. Harden                          Group Vice President - Boston Metro  None
Two Constitution Plaza
Boston, MA  02129

Lorraine R. Hart                          Vice President - Insurance           Vice President, Investments
IDS Tower 10                              Investments
Minneapolis, MN  55440

Scott A. Hawkinson                        Vice President - Assured Assets      None
IDS Tower 10                              Product Development and Management
Minneapolis, MN  55440

Brian M. Heath                            Group Vice President - North Texas   None
Suite 150
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                           Vice President - Incentive           None
IDS Tower 10                              Compensation
Minneapolis, MN  55440

James G. Hirsh                            Vice President and Assistant         None
IDS Tower 10                              General Counsel
Minneapolis, MN  55440

Item 29(b).  As to each director, officer or partner of the principal underwriter (American Express
Financial Advisors):
(cont.)

Name and Principal Business Address       Position and Offices with            Positions with Offices with
                                          Underwriter                          Registrant
----------------------------------------- ------------------------------------ -----------------------------

Jon E. Hjelm                              Group Vice President - Rhode         None
310 Southbridge Street                    Island/Central - Western
Auburn, MA  01501                         Massachusetts

David J. Hockenberry                      Group Vice President - Eastern       None
30 Burton Hills Blvd.                     Tennessee
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                         Vice President and Treasurer         None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                           Chairman, President and Chief        Board member
IDS Tower 10                              Executive Officer
Minneapolis, MN  55440

Martin G. Hurwitz                         Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

James M. Jensen                           Vice President - Insurance Product   None
IDS Tower 10                              Development and Management
Minneapolis, MN  55440

Marietta L. Johns                         Senior Vice President - Field        None
IDS Tower 10                              Management
Minneapolis, MN  55440

Nancy E. Jones                            Vice President - Business            None
IDS Tower 10                              Development
Minneapolis, MN  55440

James E. Kaarre                           Vice President - Marketing           None
IDS Tower 10                              Promotions
Minneapolis, MN  55440

Matthew N. Karstetter                     Vice President - Investment          None
IDS Tower 10                              Accounting
Minneapolis, MN  55440

Linda B. Keene                            Vice President - Market Development  None
IDS Tower 10
Minneapolis, MN  55440

G. Michael Kennedy                        Vice President - Investment          None
IDS Tower 10                              Services and Investment Research
Minneapolis, MN  55440

Item 29(b).  As to each director, officer or partner of the principal underwriter (American Express
Financial Advisors):
(cont.)

Name and Principal Business Address       Position and Offices with            Positions with Offices with
                                          Underwriter                          Registrant
----------------------------------------- ------------------------------------ -----------------------------

Susan D. Kinder                           Senior Vice President -              None
IDS Tower 10                              Distribution Services
Minneapolis, MN  55440

Brian Kleinberg                           Executive Vice President -           None
IDS Tower 10                              Financial Direct
Minneapolis, MN  55440

Richard W. Kling                          Senior Vice President - Risk         Director and Chairman of
IDS Tower 10                              Management Products                  the Board
Minneapolis, MN  55440

Paul F. Kolkman                           Vice President - Actuarial Finance   None
IDS Tower 10
Minneapolis, MN  55440

Claire Kolmodin                           Vice President - Service Quality     None
IDS Tower 10
Minneapolis, MN  55440

David S. Kreager                          Group Vice President - Greater       None
Suite 108                                 Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                         Director and Senior Vice President   None
IDS Tower 10                              - Field Management and Business
Minneapolis, MN  55440                    Systems

Mitre Kutanovski                          Group Vice President - Chicago       None
Suite 680                                 Metro
8585 Broadway
Merrillville, IN  48410

Edward Labenski Jr.                       Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Kurt A. Larson                            Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Lori J. Larson                            Vice President - Brokerage and       None
IDS Tower 10                              Direct Services
Minneapolis, MN  55440

Item 29(b).  As to each director, officer or partner of the principal underwriter (American Express
Financial Advisors):
(cont.)

Name and Principal Business Address       Position and Offices with            Positions with Offices with
                                          Underwriter                          Registrant
----------------------------------------- ------------------------------------ -----------------------------

Daniel E. Laufenberg                      Vice President and Chief U.S.        None
IDS Tower 10                              Economist
Minneapolis, MN  55440

Richard J. Lazarchic                      Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Peter A. Lefferts                         Senior Vice President - Corporate    None
IDS Tower 10                              Strategy and Development
Minneapolis, MN  55440

Douglas A. Lennick                        Director and Executive Vice          None
IDS Tower 10                              President - Private Client Group
Minneapolis, MN  55440

Mary J. Malevich                          Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Fred A. Mandell                           Vice President - Field Marketing     None
IDS Tower 10                              Readiness
Minneapolis, MN  55440

Daniel E. Martin                          Group Vice President - Pittsburgh    None
Suite 650                                 Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Thomas W. Medcalf                         Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

William C. Melton                         Vice President - International       None
IDS Tower 10                              Research and Chief International
Minneapolis, MN  55440                    Economist

William P. Miller                         Vice President and Senior            None
IDS Tower 10                              Portfolio Manager
Minneapolis, MN  55440

James A. Mitchell                         Executive Vice President -           None
IDS Tower 10                              Marketing and Products
Minneapolis, MN  55440

Pamela J. Moret                           Vice President - Variable Assets     None
IDS Tower 10
Minneapolis, MN  55440

Item 29(b).  As to each director, officer or partner of the principal underwriter (American Express
Financial Advisors):
(cont.)

Name and Principal Business Address       Position and Offices with            Positions with Offices with
                                          Underwriter                          Registrant
----------------------------------------- ------------------------------------ -----------------------------

Alan D. Morgenstern                       Group Vice President - Central       None
Suite 200                                 California/Western Nevada
3500 Market Street
Camp Hill, NJ  17011

Barry J. Murphy                           Senior Vice President - Client       None
IDS Tower 10                              Service
Minneapolis, MN  55440

Mary Owens Neal                           Vice President - Mature Market       None
IDS Tower 10                              Segment
Minneapolis, MN  55440

Robert J. Neis                            Vice President - Technology          None
IDS Tower 10                              Services
Minneapolis, MN  55440

Thomas V. Nicolosi                        Group Vice President - New York      None
Suite 220                                 Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

James R. Palmer                           Vice President - Taxes               None
IDS Tower 10
Minneapolis, MN  55440

Carla P. Pavone                           Vice President - Compensation and    None
IDS Tower 10                              Field Administration
Minneapolis, MN  55440

Thomas P. Perrine                         Senior Vice President - Group        None
IDS Tower 10                              Relationship Leader / AXP
Minneapolis, MN  55440                    Technologies Financial Services

Susan B. Plimpton                         Vice President - Marketing Services  None
IDS Tower 10
Minneapolis, MN  55440

Larry M. Post                             Group Vice President -               None
One Tower Bridge                          Philadelphia Metro
100 Front Street, 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell                          Vice President and Assistant         None
IDS Tower 10                              General Counsel
Minneapolis, MN  55440

Item 29(b).  As to each director, officer or partner of the principal underwriter (American Express
Financial Advisors):
(cont.)

Name and Principal Business Address       Position and Offices with            Positions with Offices with
                                          Underwriter                          Registrant
----------------------------------------- ------------------------------------ -----------------------------

James M. Punch                            Vice President - Special Projects    None
IDS Tower 10
Minneapolis, MN  55440

Frederick C. Quirsfeld                    Senior Vice President - Fixed        None
IDS Tower 10                              Income
Minneapolis, MN  55440

Debra J. Rabe                             Vice President - Financial Planning  None
IDS Tower 10
Minneapolis, MN  55440

R. Daniel Richardson                      Group Vice President - Southern      None
Suite 800                                 Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                         Senior Vice President - Field        None
IDS Tower 10                              Management and Financial Advisor
Minneapolis, MN  55440                    Service

Stephen W. Roszell                        Senior Vice President -              None
IDS Tower 10                              Institutional
Minneapolis, MN  55440

Max G. Roth                               Group Vice President -               None
Suite 201 S. IDS Ctr                      Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

John P. Ryan                              Vice President and General Auditor   None
IDS Tower 10
Minneapolis, MN  55440

Erven A. Samsel                           Senior Vice President - Field        None
45 Braintree Hill Park                    Management
Suite 402
Braintree, MA  02184

Russell L. Scalfano                       Group Vice President -               None
Suite 201                                 Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

Item 29(b).  As to each director, officer or partner of the principal underwriter (American Express
Financial Advisors):
(cont.)

Name and Principal Business Address       Position and Offices with            Positions with Offices with
                                          Underwriter                          Registrant
----------------------------------------- ------------------------------------ -----------------------------

William G. Scholz                         Group Vice President - Arizona/Las   None
Suite 205                                 Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                        Senior Vice President and Chief      Director and Executive Vice
IDS Tower 10                              Financial Officer                    President, Assured Assets
Minneapolis, MN  55440

Donald K. Shanks                          Vice President - Property Casualty   None
IDS Tower 10
Minneapolis, MN  55440

F. Dale Simmons                           Vice President - Senior Portfolio    Vice President, Real Estate
IDS Tower 10                              Manager, Insurance Investments       Loan Management
Minneapolis, MN  55440

Judy P. Skoglund                          Vice President - Human Resources     None
IDS Tower 10                              and Organization Development
Minneapolis, MN  55440

Ben C. Smith                              Vice President - Workplace           None
IDS Tower 10                              Marketing
Minneapolis, MN  55440

William A. Smith                          Vice President and Controller -      None
IDS Tower 10                              Private Client Group
Minneapolis, MN  55440

James B. Solberg                          Group Vice President - Eastern       None
466 Westdale Mall                         Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                             Vice President - Geographic          None
IDS Tower 10                              Service Teams
Minneapolis, MN  55440

Paul J. Stanislaw                         Group Vice President - Southern      None
Suite 1100                                California
Two Park Plaza
Irvine, CA  92714

Lois A. Stilwell                          Group Vice President - Outstate      None
Suite 433                                 Minnesota Area/North
9900 East Bren Road                       Dakota/Western Wisconsin
Minnetonka, MN  55343

Item 29(b).  As to each director, officer or partner of the principal underwriter (American Express
Financial Advisors):
(cont.)

Name and Principal Business Address       Position and Offices with            Positions with Offices with
                                          Underwriter                          Registrant
----------------------------------------- ------------------------------------ -----------------------------

William A. Stoltzmann                     Vice President and Assistant         Director, Vice President,
IDS Tower 10                              General Counsel                      General Counsel and
Minneapolis, MN  55440                                                         Secretary

James J. Strauss                          Vice President - Corporate           None
IDS Tower 10                              Planning and Analysis
Minneapolis, MN  55440

Jeffrey J. Stremcha                       Vice President - Information         None
IDS Tower 10                              Resource Management/ISD
Minneapolis, MN  55440

Barbara Stroup Stewart                    Vice President - Channel             None
IDS Tower 10                              Development
Minneapolis, MN  55440

Craig P. Taucher                          Group Vice President -               None
Suite 150                                 Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                            Group Vice President -               None
Suite 425                                 Seattle/Tacoma
101 Elliott Avenue West
Seattle, WA  98119

Peter S. Velardi                          Group Vice President -               None
Suite 180                                 Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer                   Group Vice President - Denver/Salt   None
Suite 100                                 Lake City/Albuquerque
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Wesley W. Wadman                          Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Norman Weaver Jr.                         Senior Vice President - Field        None
1010 Main St, Suite 2B                    Management
Huntington Beach, CA  92648

Michael L. Weiner                         Vice President - Tax Research and    None
IDS Tower 10                              Audit
Minneapolis, MN  55440

Item 29(b).  As to each director, officer or partner of the principal underwriter (American Express
Financial Advisors):
(cont.)

Name and Principal Business Address       Position and Offices with            Positions with Offices with
                                          Underwriter                          Registrant
----------------------------------------- ------------------------------------ -----------------------------

Lawrence J. Welte                         Vice President - Investment          None
IDS Tower 10                              Administration
Minneapolis, MN  55440

Jeffrey M. Welter                         Vice President - Equity and Fixed    None
IDS Tower 10                              Income Trading
Minneapolis, MN  55440

Thomas L. White                           Group Vice President - Cleveland     None
Suite 200                                 Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                          Group Vice President - Virginia      None
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                       Group Vice President - Western       None
Two North Tamiami Trail                   Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                         Vice President and Assistant         None
IDS Tower 10                              General Counsel
Minneapolis, MN  55440

Michael D. Wolf                           Vice President - Senior Portfolio    None
IDS Tower 10                              Manager
Minneapolis, MN  55440

Michael R. Woodward                       Senior Vice President - Field        None
32 Ellicott St.                           Management
Suite 100
Batavia, NY  14020

Item 29(c).

                       Net Underwriting
Name of Principal      Discounts and        Compensation on       Brokerage
Underwriter            Commissions          Redemption            Commissions           Compensation
American Express       $1,798,969           $79,195               None                  None
Financial Advisors
Inc.

Item 30.     Location of Accounts and Records

             American Enterprise Life Insurance Company
             IDS Tower 10
             Minneapolis, MN  55402

Item 31.     Management Services

             Not applicable.

Item 32. Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

         (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                                SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 30th day of April, 1998.

                           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                           By American Enterprise Life Insurance Company
                                    (Sponsor)

                           By /s/  James E. Choat*
                                    James E. Choat
                                    President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 30th day of April, 1998.

Signature                              Title

/s/  James E. Choat*                   Director, President and
     James E. Choat                    Chief Executive Officer

     _____________________             Director
     Mark A. Ernst

/s/  Jeffrey S. Horton**               Vice President and Treasurer
     Jeffrey S. Horton

/s/  Richard W. Kling*                 Chairman of the Board
     Richard W. Kling

/s/  Paul S. Mannweiler*               Director
     Paul S. Mannweiler

/s/  Stuart A. Sedlacek*               Director and Executive Vice
     Stuart A. Sedlacek                President-Assured Assets

/s/  William A. Stoltzmann*            Director, Vice President, General
     William A. Stoltzmann             Counsel and Secretary

Signature                              Title

/s/  Philip C. Wentzel**               Vice President and Controller
     Philip C. Wentzel


*Signed pursuant to Power of Attorney, dated March 28, 1997, filed electronically as Exhibit 15 to Post-Effective Amendment No. 7 to Registration Statement No. 33-54471, filed on or about April 23, 1997, incorporated herein by reference.

**Signed pursuant to Power of Attorney, dated April 9, 1998, filed electronically herewith.



By:   _________________________
      Colin M. Lancaster

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 10 TO REGISTRATION
STATEMENT NO. 33-54471

This Amendment to the Registration Statement is comprised of the following papers and documents:

The Cover Page.

Cross-reference sheet.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.

Exhibits.